UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE PLUS BOND FUND

FORM N-Q

SEPTEMBER 30, 2016

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 27.7%
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.1%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	6,085,000	$6,434,887
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	5,890,000	6,140,325
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	5,520,000	5,678,700

Total Auto Components				18,253,912

Automobiles - 0.4%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	1,020,000	1,049,325
Ford Motor Co., Senior Notes	4.750%	1/15/43	9,050,000	9,375,800
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,550,000	1,830,550
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	19,560,000	20,080,707
Ford Motor Credit Co., LLC, Senior Notes	5.750%	2/1/21	4,010,000	4,518,853
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	12,560,000	14,337,366
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	3,850,000	3,967,760
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	4,296,074
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	890,000	905,733
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,898,383
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,760,000	1,785,180
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	955,534
Hyundai Capital America, Senior Notes	2.125%	10/2/17	3,670,000	3,688,133	(a)

Total Automobiles				70,689,398

Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	7,380,000	7,730,550	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	2,310,000	2,483,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	15,450,000	15,913,500
McDonald’s Corp., Medium-Term Notes	5.350%	3/1/18	310,000	327,101
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,820,000	11,640,664
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	7,970,000	7,970,000	(a)

Total Hotels, Restaurants & Leisure				46,065,065

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	3,760,000	3,917,405
Newell Brands Inc., Senior Notes	3.850%	4/1/23	10,110,000	10,761,751
Newell Brands Inc., Senior Notes	4.200%	4/1/26	7,110,000	7,743,558

Total Household Durables				22,422,714

Internet & Direct Marketing Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	12,301,828
Netflix Inc., Senior Bonds	5.500%	2/15/22	490,000	527,362
Netflix Inc., Senior Bonds	5.875%	2/15/25	2,970,000	3,207,600
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	473,683

Total Internet & Direct Marketing Retail				16,510,473

Media - 1.4%
21st Century Fox America Inc., Senior Debentures	6.750%	1/9/38	200,000	256,395
21st Century Fox America Inc., Senior Notes	4.500%	2/15/21	8,000	8,871
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	260,000	328,847
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	1,350,000	1,779,870
21st Century Fox America Inc., Senior Notes	6.900%	8/15/39	120,000	161,131
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	4/1/24	1,680,000	1,792,392	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,280,000	2,514,965	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	2,540,000	2,991,561	(a)
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	4,430,554

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	109,000	$113,697
Comcast Corp., Notes	5.875%	2/15/18	65,000	69,039
Comcast Corp., Senior Notes	6.300%	11/15/17	1,210,000	1,277,380
Comcast Corp., Senior Notes	3.375%	2/15/25	900,000	963,281
Comcast Corp., Senior Notes	3.375%	8/15/25	4,970,000	5,340,941
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,899,256
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	269,793
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	77,319
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	3,120,712
Comcast Corp., Senior Notes	6.550%	7/1/39	3,690,000	5,228,084
Comcast Corp., Senior Notes	6.400%	3/1/40	7,240,000	10,150,654
COX Communications Inc., Senior Notes	4.700%	12/15/42	120,000	111,965	(a)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	4,280,000	4,622,400
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,335,000	3,427,480
DISH DBS Corp., Senior Notes	5.875%	11/15/24	17,079,000	16,865,513
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	22,040,000	22,358,081	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	11,230,000	12,495,531
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	11,150,000	11,373,000	(a)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	3,030,000	3,010,160	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	9,160,000	9,363,260	(a)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	1,150,000	1,471,541
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	1,499,000	1,777,261
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	18,120,000	20,864,546
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	8,351,000	8,864,169
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	3,295,000	4,008,532
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	12,727,000	14,133,168
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	4,660,000	4,974,112
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	2,060,000	2,805,166
Time Warner Inc., Senior Debentures	7.700%	5/1/32	24,871,000	35,363,702
Time Warner Inc., Senior Notes	4.700%	1/15/21	20,000	22,241
Time Warner Inc., Senior Notes	4.750%	3/29/21	9,220,000	10,325,238
Time Warner Inc., Senior Notes	6.250%	3/29/41	970,000	1,249,543
UBM PLC, Notes	5.750%	11/3/20	6,060,000	6,567,216	(a)
Viacom Inc., Senior Notes	4.250%	9/1/23	2,512,000	2,669,362
Viacom Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,772,749
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,000,000	2,100,000	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.250%	1/15/26	1,540,000	1,563,100	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.375%	4/15/21	3,132,000	3,265,110	(a)

Total Media				250,198,888

Multiline Retail - 0.1%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	11,350,000	12,215,438

Specialty Retail - 0.0%
L Brands Inc., Senior Notes	5.625%	10/15/23	860,000	959,975
PetSmart Inc., Senior Notes	7.125%	3/15/23	160,000	167,600	(a)

Total Specialty Retail				1,127,575

TOTAL CONSUMER DISCRETIONARY				437,483,463

CONSUMER STAPLES - 3.1%
Beverages - 1.4%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	10,600,000	10,938,098
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	15,040,000	15,874,855
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	75,700,000	81,301,800
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	32,560,000	38,739,269
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	12,580,000	14,052,992
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,730,000	5,256,203
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	26,650,000	27,176,364
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	2,800,000	3,216,500

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,935,000	$2,048,681
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	620,000	692,869
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	16,337,959
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,467,074
PepsiCo Inc., Senior Notes	7.900%	11/1/18	109,000	123,631
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	5,412,817
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	2,110,000	2,118,797	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	10,485,000	11,564,892	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	4,170,000	5,082,413	(a)

Total Beverages				241,405,214

Food & Staples Retailing - 0.5%
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,926,788
CVS Health Corp., Senior Notes	3.875%	7/20/25	5,842,000	6,359,706
CVS Health Corp., Senior Notes	5.125%	7/20/45	20,410,000	24,974,594
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	351,509	390,492	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	4,089,191	4,679,412
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	10,784,934	12,511,095
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	2,489,849	3,034,680
Kroger Co., Senior Notes	6.400%	8/15/17	1,270,000	1,327,823
Kroger Co., Senior Notes	5.150%	8/1/43	780,000	936,396
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,260,000	3,245,163
Wal-Mart Stores Inc., Senior Notes	4.250%	4/15/21	360,000	403,150
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	13,390,000	13,900,400

Total Food & Staples Retailing				88,689,699

Food Products - 0.4%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	2,963,000	3,267,552	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	9,526,000	10,635,179
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	9,430,000	10,019,432
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	5,630,000	6,091,316
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	6,680,000	7,714,224
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	3,930,000	4,647,720
Mondelez International Inc., Senior Notes	4.000%	2/1/24	15,275,000	16,753,727
Tyson Foods Inc., Senior Bonds	5.150%	8/15/44	2,250,000	2,650,039
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	2,090,000	2,123,950	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	7,490,000	7,749,379	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	690,000	730,368	(a)

Total Food Products				72,382,886

Household Products - 0.0%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	7,400,000	7,992,000

Tobacco - 0.8%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	14,225,542
Altria Group Inc., Senior Notes	4.750%	5/5/21	13,410,000	15,158,087
Altria Group Inc., Senior Notes	2.850%	8/9/22	15,620,000	16,309,482
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,890,000	13,710,837
Imperial Brands Finance PLC, Senior Notes	2.050%	2/11/18	4,660,000	4,687,867	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	13,087,539
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,313,854
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	6,565,000	7,408,012
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,160,000	2,530,088
Reynolds American Inc., Senior Notes	3.250%	6/12/20	3,842,000	4,042,049
Reynolds American Inc., Senior Notes	5.850%	8/15/45	34,343,000	44,649,609

Total Tobacco				140,122,966

TOTAL CONSUMER STAPLES				550,592,765

ENERGY - 4.1%
Energy Equipment & Services - 0.2%
Baker Hughes Inc., Senior Notes	3.200%	8/15/21	2,487,000	2,593,526
Ensco PLC, Senior Notes	4.700%	3/15/21	4,479,000	4,017,663
Ensco PLC, Senior Notes	5.200%	3/15/25	460,000	336,421
Halliburton Co., Senior Bonds	3.800%	11/15/25	13,610,000	14,070,848

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Energy Equipment & Services - (continued)
Halliburton Co., Senior Notes	4.850%	11/15/35	5,440,000	$5,830,804
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	218,301
Pride International Inc., Senior Notes	8.500%	6/15/19	5,305,000	5,769,187
Pride International Inc., Senior Notes	6.875%	8/15/20	2,020,000	1,994,750
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	720,000	785,490	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	680,000	664,700
Transocean Inc., Senior Notes	6.800%	12/15/16	320,000	321,501
Transocean Inc., Senior Notes	6.000%	3/15/18	5,485,000	5,512,425

Total Energy Equipment & Services				42,115,616

Oil, Gas & Consumable Fuels - 3.9%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	6.125%	7/15/22	3,000,000	3,114,708
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	1,060,000	1,072,452
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	2,850,000	2,880,529
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	6,470,000	8,009,828
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	1,053,000	1,097,797
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	30,000	34,157
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	16,141,000	17,327,654
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	3,960,000	4,474,954
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	12,895,000	15,065,228
Apache Corp., Senior Notes	3.250%	4/15/22	3,214,000	3,298,020
Apache Corp., Senior Notes	6.000%	1/15/37	1,810,000	2,065,038
Apache Corp., Senior Notes	5.100%	9/1/40	13,496,000	13,997,916
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	15,260,000	16,175,234
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	4,790,000	4,894,925
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	547,543
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,737,813
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	5,000	4,675
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	5,640,000	5,174,700
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	1,120,000	943,600
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	3,630,000	3,085,500
Chevron Corp., Senior Notes	2.954%	5/16/26	20,390,000	21,068,905
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	32,750,000	33,700,536
Concho Resources Inc., Senior Notes	6.500%	1/15/22	4,737,000	4,914,637
Concho Resources Inc., Senior Notes	5.500%	10/1/22	790,000	819,625
Concho Resources Inc., Senior Notes	5.500%	4/1/23	1,299,000	1,339,594
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	810,000	1,071,734
ConocoPhillips, Notes	6.500%	2/1/39	110,000	141,991
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	11,879
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	881,253
Continental Resources Inc., Senior Notes	7.125%	4/1/21	200,000	206,000
Continental Resources Inc., Senior Notes	4.500%	4/15/23	845,000	811,200
Devon Energy Corp., Senior Notes	3.250%	5/15/22	5,750,000	5,708,893
Devon Energy Corp., Senior Notes	5.850%	12/15/25	11,416,000	12,847,327
Devon Energy Corp., Senior Notes	5.600%	7/15/41	850,000	857,642
Devon Energy Corp., Senior Notes	5.000%	6/15/45	14,510,000	14,115,836
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	60,000	74,327
Ecopetrol SA, Senior Notes	5.875%	5/28/45	29,340,000	26,913,582
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	10,160,000	10,616,489
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,682,000	6,205,949
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	7,330,000	4,379,675
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	13,090,000	13,721,946
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	6,270,000	7,008,562
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	2,002,000	2,054,552

Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.750%	2/1/22	3,250,000	3,339,375
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	3,048,000	3,158,490
Kerr-McGee Corp., Notes	6.950%	7/1/24	3,151,000	3,787,924

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kerr-McGee Corp., Notes	7.875%	9/15/31	2,087,000	$2,588,846
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	12,600,000	13,162,779
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	3,276,000	3,992,399
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	276,938	(a)
MPLX LP, Senior Notes	5.500%	2/15/23	1,490,000	1,539,315
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	10,136,395
MPLX LP, Senior Notes	4.875%	6/1/25	8,960,000	9,258,207
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	50,000	28,125	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	14,890,000	17,034,815
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,633
Noble Energy Inc., Senior Notes	5.250%	11/15/43	2,735,000	2,783,962
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,740,000	1,661,700
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	520,000	497,900
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,170,000	5,426,225
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,975,101
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,705,000	6,448,430
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	5,579,000	5,749,159	(b)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	53,700,000	53,109,300	(b)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	15,500,000	15,073,750	(b)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	28,762,000	29,275,402
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	8,900,000	10,034,750	(a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	3,346,234
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	13,570,550
QEP Resources Inc., Senior Notes	6.875%	3/1/21	8,110,000	8,454,675
Range Resources Corp., Senior Notes	5.000%	3/15/23	8,140,000	7,956,850	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	4,470,000	4,291,200
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	3,240,000	3,352,898
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	6,374,570
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	513,435
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	3,088,837
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	10,900,000	11,365,801	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	7,580,000	8,246,850	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	720,000	572,400	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,161,095
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,531,456
Shell International Finance BV, Senior Notes	4.125%	5/11/35	5,820,000	6,242,526
Shell International Finance BV, Senior Notes	6.375%	12/15/38	5,885,000	8,004,306
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	14,863,283
Shell International Finance BV, Senior Notes	4.000%	5/10/46	2,380,000	2,434,750
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	7,140,000	7,198,677	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	19,220,000	21,265,162	(a)
SM Energy Co., Senior Notes	5.000%	1/15/24	1,880,000	1,767,200
Statoil ASA, Senior Notes	3.125%	8/17/17	4,000,000	4,064,292
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	14,960,000	19,367,829	(a)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	2,090,000	2,022,075
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	295,000	275,825
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	10,370,000	9,462,625
Williams Cos. Inc., Debentures	7.500%	1/15/31	499,000	568,860
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	11,863,000	13,731,422
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	750,000	764,662
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	287,000	327,898
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,763,400
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,750,000	2,832,500
WPX Energy Inc., Senior Notes	6.000%	1/15/22	1,560,000	1,557,075
WPX Energy Inc., Senior Notes	8.250%	8/1/23	230,000	247,250

Total Oil, Gas & Consumable Fuels				682,412,793

TOTAL ENERGY				724,528,409

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 9.3%
Banks - 6.4%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	9,850,000	$10,345,613	(a)
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	10/17/16	12,050,000	9,805,687	(c)(d)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	11,870,000	12,360,824	(c)(d)
Bank of America Corp., Senior Notes	3.875%	3/22/17	3,610,000	3,651,703
Bank of America Corp., Senior Notes	6.400%	8/28/17	90,000	93,900
Bank of America Corp., Senior Notes	5.750%	12/1/17	1,800,000	1,885,937
Bank of America Corp., Senior Notes	5.650%	5/1/18	160,000	169,723
Bank of America Corp., Senior Notes	2.600%	1/15/19	8,150,000	8,309,064
Bank of America Corp., Senior Notes	5.625%	7/1/20	14,140,000	15,872,984
Bank of America Corp., Senior Notes	5.875%	1/5/21	15,920,000	18,257,948
Bank of America Corp., Senior Notes	5.000%	5/13/21	11,720,000	13,101,671
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	29,978,465
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	249,434
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	14,968,031
Bank of America Corp., Senior Notes	3.875%	8/1/25	13,710,000	14,646,626
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	16,793,634
Bank of America Corp., Senior Notes	5.000%	1/21/44	38,320,000	45,111,990
Bank of America Corp., Senior Notes	4.875%	4/1/44	9,630,000	11,160,477
Bank of America Corp., Subordinated Notes	5.420%	3/15/17	3,000,000	3,051,765
Bank of America Corp., Subordinated Notes	5.700%	5/2/17	5,920,000	6,058,735
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	14,909,932
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,456,460
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	12,000,000	12,731,256
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	4,555,000	4,762,981	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	7,270,000	7,326,270
BNP Paribas SA, Subordinated Notes	4.375%	9/28/25	1,810,000	1,853,516	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,471,098	(a)
CIT Group Inc., Senior Notes	4.250%	8/15/17	690,000	702,938
CIT Group Inc., Senior Notes	5.375%	5/15/20	1,270,000	1,357,312
CIT Group Inc., Senior Notes	5.000%	8/1/23	10,380,000	10,989,825
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	6,200,000	6,127,150	(c)(d)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	8,170,000	8,394,675	(c)(d)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	28,020,000	28,583,202	(c)(d)
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	6,050,000	6,267,376	(c)(d)
Citigroup Inc., Junior Subordinated Notes	5.900%	2/15/23	2,140,000	2,214,900	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	995,000	1,564,271
Citigroup Inc., Senior Notes	4.650%	7/30/45	35,490,000	40,055,469
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	19,090,000	20,212,320
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	748,156
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	28,807,439
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	12,061,073
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	17,310,000	18,114,448
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,054,247
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	159,520
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	3,715,929
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	840,000	944,125
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	4,556,182	(a)
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	11,522,000	13,956,022	(a)(c)(d)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	24,060,000	25,982,514
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	16,000,000	16,884,416
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	1,770,000	2,119,074
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	8,420,000	9,606,866
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	16,980,000	19,158,874	(a)(c)(d)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	610,000	622,728	(a)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	10,440,000	10,283,400	(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	26,610,000	$27,521,685
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	6,900,000	7,394,440
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	28,240,000	29,257,346
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,530,447
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	17,750,000	18,222,523
ING Bank NV, Subordinated Notes	5.800%	9/25/23	13,820,000	15,447,816	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	29,410,000	26,838,566	(a)
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	10,727,830
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	11,734,346
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,954,513
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	10,497,308
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	21,270
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	309,000	319,407
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,363,613
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	20,000,000	21,340,140
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	17,870,000	20,016,866
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	113,453	(a)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,892,807
M&T Bank Corp., Junior Subordinated Bonds	6.875%	10/31/16	25,360,000	25,499,480	(c)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,640,000	16,304,949	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	6,600,336
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	13,541,749
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	15,711,436
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	24,205,631
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	4,009,000	4,117,411
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	3,560,000	3,615,725	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	21,320,000	22,688,531	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	4,880,000	5,114,186	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	10/31/16	38,301,000	38,201,417	(c)(d)
Wachovia Corp., Senior Notes	5.750%	2/1/18	13,275,000	14,026,113
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	3,480,000	3,775,800	(c)(d)
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	5,740,000	5,747,307
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	15,401,358
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	7,073,950
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,971,669
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	33,290,000	35,877,898
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	9,450,149
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,198,064
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	18,460,000	19,419,237
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	18,060,984
Wells Fargo Bank NA, Subordinated Notes	6.000%	11/15/17	3,920,000	4,120,669
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	5,612,000	6,159,170

Total Banks				1,129,707,770

Capital Markets - 1.5%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	925,000	968,863
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	5,760,913
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	6,730,000	7,066,392	(a)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	24,115,000	25,471,734
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	10/31/16	413,000	336,595	(c)(d)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	10,030,000	11,256,198
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	13,300,000	13,446,992
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	583,000	620,960
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	210,000	214,975
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	28,525,027

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	3,946,000		$4,488,042
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000		6,006,072
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000		5,476,334
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000		5,744,019
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000		10,341,840
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000		38,678,039
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	10,160,000		10,692,333
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	11,840,000		15,075,990
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	16,241,000		17,711,038
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000		1,474,443	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/31/16	5,550,000		0	*(b)(c)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.000%	8/19/65	190,000		0	*(b)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000		0	*(b)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000		0	*(b)(e)(f)(g)
Morgan Stanley, Medium-Term Notes	1.129%	10/18/16	7,802,000		7,803,069	(d)
Morgan Stanley, Medium-Term Notes	5.550%	4/27/17	7,435,000		7,606,622
Morgan Stanley, Senior Notes	5.450%	1/9/17	3,990,000		4,033,830
Morgan Stanley, Senior Notes	4.750%	3/22/17	2,010,000		2,043,101
Morgan Stanley, Senior Notes	5.950%	12/28/17	4,700,000		4,948,837
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	27,101,000		28,292,821

Total Capital Markets					264,085,079

Consumer Finance - 0.3%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	2,699,000		3,070,113
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,690,000		4,547,925
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	18,610,000		21,406,320
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,500,000		1,612,500
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000		64,350
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	16,560,000		16,574,738

Total Consumer Finance					47,275,946

Diversified Financial Services - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	8,550,000		8,731,687
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	7,311,470		8,761,313
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000		6,485,827
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	17,167,000		17,632,037
GE Capital International Funding Co., Unlimited Co., Senior Notes	4.418%	11/15/35	5,171,000		5,803,749
ILFC E-Capital Trust II, Bonds	4.250%	12/21/65	2,870,000		2,288,825	(a)(d)
Magnolia Finance X Ltd.	3.065%	12/3/20	44,641,773	GBP	57,139,128	(a)(b)
Magnolia Finance X Ltd.	4.332%	12/3/20	14,682,842	GBP	18,793,268	(a)(b)
Voya Financial Inc., Senior Notes	2.900%	2/15/18	1,868,000		1,903,064

Total Diversified Financial Services					127,538,898

Insurance - 0.4%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/87	446,000		470,530	(d)
American International Group Inc., Senior Notes	3.750%	7/10/25	26,460,000		27,752,465
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	4,100,000		4,206,604
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000		5,803,503
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000		11,165,922	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	5,493,000		6,080,064
MetLife Inc., Senior Notes	4.750%	2/8/21	6,300,000		7,052,586
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000		336,012
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	280,000		380,664	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000		8,722,149	(a)

Total Insurance					71,970,499

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Thrifts & Mortgage Finance - 0.0%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	5,150,000	$5,111,375	(a)

TOTAL FINANCIALS				1,645,689,567

HEALTH CARE - 1.9%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	1.750%	11/6/17	7,830,000	7,855,721
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	9,430,000	9,856,830
Amgen Inc., Senior Bonds	4.663%	6/15/51	1,933,000	2,065,985	(a)
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,585,854
Celgene Corp., Senior Notes	3.550%	8/15/22	4,650,000	4,940,541
Celgene Corp., Senior Notes	3.625%	5/15/24	2,200,000	2,315,542
Celgene Corp., Senior Notes	3.875%	8/15/25	11,990,000	12,819,816
Celgene Corp., Senior Notes	5.250%	8/15/43	3,712,000	4,197,463
Celgene Corp., Senior Notes	5.000%	8/15/45	8,340,000	9,390,148
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	12,169,000	13,100,233
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,296,135
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	10,830,000	11,656,567
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	10,000,000	11,175,520

Total Biotechnology				96,256,355

Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	8,490,000	9,207,507
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	2,880,000	3,284,588
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	1,069,743
Medtronic Inc., Senior Notes	3.500%	3/15/25	27,060,000	29,139,994

Total Health Care Equipment & Supplies				42,701,832

Health Care Providers & Services - 0.7%
Aetna Inc., Senior Notes	2.400%	6/15/21	10,090,000	10,206,832
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,665,173
Aetna Inc., Senior Notes	3.200%	6/15/26	15,770,000	16,033,753
Anthem Inc., Notes	7.000%	2/15/19	1,895,000	2,127,878
Anthem Inc., Senior Notes	5.875%	6/15/17	3,052,000	3,147,705
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,282,005
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,495,973
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	1,410,000	1,398,046
Centene Corp., Senior Notes	5.625%	2/15/21	4,750,000	5,035,000
Centene Corp., Senior Notes	4.750%	5/15/22	1,140,000	1,177,050
Centene Corp., Senior Notes	6.125%	2/15/24	2,860,000	3,103,100
DaVita Inc., Senior Notes	5.000%	5/1/25	1,320,000	1,324,950
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,821,050	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	819,000	(a)
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	15,564,100
HCA Inc., Notes	7.690%	6/15/25	723,000	812,587
HCA Inc., Senior Notes	7.500%	2/15/22	738,000	846,855
HCA Inc., Senior Secured Notes	6.500%	2/15/20	4,150,000	4,596,125
HCA Inc., Senior Secured Notes	5.250%	4/15/25	1,470,000	1,567,387
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,610,000	2,773,125
Humana Inc., Senior Notes	7.200%	6/15/18	240,000	262,649
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,561,993
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,642,055
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	6,010,000	6,010,000
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	990,000	920,700
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,540,000	1,549,145
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,251,508
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	12,856,560

Total Health Care Providers & Services				117,852,304

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	4,520,000	$4,807,364

Pharmaceuticals - 0.4%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	7,230,000	7,590,329
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	10,140,000	10,731,709
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,190,000	1,264,016
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	3,236,000	3,538,320
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	10,775,593
Mallinckrodt International Finance SA, Senior Notes	5.500%	4/15/25	50,000	47,500	(a)
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	8,560,000	8,870,377
Pfizer Inc., Senior Notes	6.200%	3/15/19	4,675,000	5,206,496
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	7,659
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	18,635,000	17,237,375	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	910,000	853,125	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,430,000	1,222,650	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	2,599,000	2,241,637	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	151,000	130,049	(a)
Wyeth LLC, Notes	5.950%	4/1/37	5,098,000	6,817,408

Total Pharmaceuticals				76,534,243

TOTAL HEALTH CARE				338,152,098

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	8,370,000	9,312,520
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,563,463
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,392,753
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	14,171,912
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,753,832
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,794,590
United Technologies Corp., Senior Notes	4.500%	6/1/42	5,359,000	6,206,896

Total Aerospace & Defense				43,195,966

Airlines - 0.2%
Air 2 US, Notes	8.027%	10/1/19	2,046,154	2,138,231	(a)(b)
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	9,044,357	10,197,513
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	8,191	8,350
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	62,892	67,530
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	9,523,297	11,261,299
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	4,030,743	4,292,741
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	640,765	655,624

Total Airlines				28,621,288

Commercial Services & Supplies - 0.3%
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,486,000	1,396,840
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	7,130,000	7,361,725	(a)
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	1,600,000	1,678,000
United Rentals North America Inc., Senior Notes	4.625%	7/15/23	1,000,000	1,025,000
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,000,000	2,075,000
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	5,330,000	5,436,600
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	3,060,000	3,151,800

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	$2,632,511
Waste Management Inc., Senior Notes	3.500%	5/15/24	4,440,000	4,786,982
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,280,000	1,808,075
West Corp., Senior Notes	5.375%	7/15/22	10,930,000	10,711,400	(a)
West Corp., Senior Secured Notes	4.750%	7/15/21	3,000,000	3,090,000	(a)

Total Commercial Services & Supplies				45,153,933

Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	1,373,000	1,568,817
Eaton Corp., Senior Notes	1.500%	11/2/17	3,900,000	3,909,688
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	26,045,079
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	7,035,748

Total Electrical Equipment				38,559,332

Industrial Conglomerates - 0.2%
General Electric Co., Senior Notes	4.375%	9/16/20	1,184,000	1,311,841
General Electric Co., Senior Notes	4.650%	10/17/21	410,000	467,120
General Electric Co., Senior Notes	5.875%	1/14/38	2,460,000	3,294,643
General Electric Co., Senior Notes	6.875%	1/10/39	15,354,000	23,127,316
General Electric Co., Senior Notes	4.500%	3/11/44	8,660,000	9,969,652
General Electric Co., Subordinated Notes	5.300%	2/11/21	4,382,000	5,020,970

Total Industrial Conglomerates				43,191,542

Machinery - 0.1%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	5,268,000	5,389,359
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,496,827

Total Machinery				7,886,186

Road & Rail - 0.0%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	7,450,000	7,636,250	(a)

TOTAL INDUSTRIALS				214,244,497

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.0%
Harris Corp., Senior Notes	5.054%	4/27/45	4,940,000	5,657,624

IT Services - 0.4%
First Data Corp., Senior Notes	7.000%	12/1/23	22,360,000	23,645,700	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	27,601,929
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	19,033,951

Total IT Services				70,281,580

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,493,143
Intel Corp., Senior Notes	4.900%	7/29/45	2,850,000	3,399,508
KLA-Tencor Corp., Senior Notes	4.650%	11/1/24	5,800,000	6,373,603
Micron Technology Inc., Senior Notes	5.625%	1/15/26	1,270,000	1,216,025	(a)
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	1,360,000	1,414,386

Total Semiconductors & Semiconductor Equipment				16,896,665

Software - 0.4%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	8,410,000	8,775,002	(a)
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	3,120,000	3,428,100	(a)
Microsoft Corp., Senior Bonds	2.400%	8/8/26	36,710,000	36,741,057
Microsoft Corp., Senior Notes	3.450%	8/8/36	770,000	784,380
Oracle Corp., Senior Notes	1.200%	10/15/17	15,770,000	15,770,615

Total Software				65,499,154

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	2.450%	8/4/26	20,530,000	20,550,078
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	25,490,000	26,215,700	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	21,006,000	21,953,791	(a)

Total Technology Hardware, Storage & Peripherals				68,719,569

TOTAL INFORMATION TECHNOLOGY				227,054,592

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 1.6%
Chemicals - 0.2%
Ecolab Inc., Senior Notes	4.350%	12/8/21	2,650,000	$2,975,171
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	2,690,000	2,887,131
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,761,238
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,208,409
OCP SA, Senior Notes	4.500%	10/22/25	9,010,000	9,130,914	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	330,000	361,603
Westlake Chemical Corp., Senior Notes	4.625%	2/15/21	12,375,000	12,931,875	(a)
Westlake Chemical Corp., Senior Notes	4.875%	5/15/23	2,950,000	3,082,750	(a)

Total Chemicals				37,339,091

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.850%	12/15/19	6,250,000	6,336,250	(a)(d)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	5,250,000	5,276,250	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	5,165,000	5,358,687
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	5,190,000	5,358,675	(a)
WestRock RKT Co., Senior Notes	3.500%	3/1/20	2,855,000	2,981,231
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,376,050

Total Containers & Packaging				27,687,143

Metals & Mining - 1.2%
ArcelorMittal SA, Senior Notes	7.250%	2/25/22	3,010,000	3,416,350
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	3,490,000	3,769,200
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	3,159,000	3,526,894
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	3,540,000	3,817,603
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	8,269,000	9,057,921
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	5,309,000	6,041,329
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	20,420,000	22,872,748
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	1,070,000	1,144,998
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	2,030,000	2,131,248
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	9,017,989
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	21,780,000	24,665,850	(a)(d)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,190,000	2,540,400	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	6,825,000	6,458,156
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	590,000	536,900
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,215,000	2,580,038
Glencore Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	800,000	802,800	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	18,690,000	18,718,035	(a)
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	5,000,000	4,988,000	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	32,490,000	32,230,080	(a)
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	8,130,000	8,791,855
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	3,448,564	3,939,984	(a)(h)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,500,000	1,634,750
Southern Copper Corp., Senior Notes	5.250%	11/8/42	26,640,000	25,181,966
Steel Dynamics Inc., Senior Notes	6.375%	8/15/22	4,773,000	5,023,583
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	15,304,000	14,875,488

Total Metals & Mining				217,764,165

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	5,720,000	$6,115,481
Celulosa Arauco y Constitucion SA, Senior Notes	4.500%	8/1/24	1,250,000	1,311,192

Total Paper & Forest Products				7,426,673

TOTAL MATERIALS				290,217,072

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	25,205,906	(a)

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T Inc., Global Notes	5.500%	2/1/18	2,136,000	2,250,507
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	1,605,434
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,597,856
AT&T Inc., Senior Notes	3.400%	5/15/25	56,465,000	58,012,593
AT&T Inc., Senior Notes	4.350%	6/15/45	10,893,000	10,730,182
AT&T Inc., Senior Notes	4.500%	3/9/48	7,590,000	7,629,749	(a)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	18,560,000	19,221,126	(a)
British Telecommunications PLC, Bonds	9.375%	12/15/30	5,310,000	8,596,131
CenturyLink Inc., Senior Notes	5.800%	3/15/22	8,314,000	8,521,850
CenturyLink Inc., Senior Notes	5.625%	4/1/25	10,000	9,575
Qwest Corp., Debentures	6.875%	9/15/33	4,760,000	4,745,234
Telefonica Emisiones SAU, Senior Notes	6.221%	7/3/17	560,000	579,638
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,626,932
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	4,485,000	4,944,013
UPCB Finance VI Ltd., Senior Secured Notes	6.875%	1/15/22	6,204,000	6,498,690	(a)
Verizon Communications Inc., Senior Notes	3.450%	3/15/21	5,000	5,327
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	1,560,000	1,584,336
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	27,224,000	31,713,973
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	14,466,000	18,742,829
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	17,121,000	23,149,047
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	5,260,000	5,891,531

Total Diversified Telecommunication Services				218,656,553

Wireless Telecommunication Services - 0.4%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	2,780,000	2,894,675	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	13,380,000	13,731,225	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	6,430,000	6,738,981
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	6,910,000	7,593,724
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	80,000	87,678
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,511,000	1,541,220
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	13,050,000	14,403,937	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	30,000	30,150
Sprint Corp., Senior Notes	7.250%	9/15/21	2,440,000	2,449,150
Sprint Corp., Senior Notes	7.875%	9/15/23	2,870,000	2,887,938
Sprint Corp., Senior Notes	7.625%	2/15/25	19,265,000	19,072,350

Total Wireless Telecommunication Services				71,431,028

TOTAL TELECOMMUNICATION SERVICES				290,087,581

UTILITIES - 1.0%
Electric Utilities - 0.9%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	160,000	212,519
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	8,525,000	11,723,111
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,799,248
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	420,540
Exelon Corp., Bonds	5.625%	6/15/35	426,000	509,018
FirstEnergy Corp., Notes	7.375%	11/15/31	51,356,000	66,722,229
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	4,290,000	4,339,918
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	19,617,807
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	1,260,000	1,449,000	(i)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	19,295,000	25,730,056
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	2,980,000	3,379,236
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	10,590,000	13,930,086
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,678,868
Progress Energy Inc., Senior Notes	6.000%	12/1/39	1,530,000	1,954,615

Total Electric Utilities				159,466,251

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Gas Utilities - 0.1%
Southern Natural Gas Co., LLC, Senior Notes	5.900%	4/1/17	50,000	$51,064	(a)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	9,413,000	12,091,488

Total Gas Utilities				12,142,552

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp., Senior Notes	8.000%	6/1/20	10,000	11,775
AES Corp., Senior Notes	7.375%	7/1/21	166,000	190,485
AES Corp., Senior Notes	5.500%	3/15/24	680,000	707,622
Calpine Corp., Senior Secured Notes	5.875%	1/15/24	5,300,000	5,598,125	(a)

Total Independent Power and Renewable Electricity Producers				6,508,007

Multi-Utilities - 0.0%
Dominion Resources Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,931,615

TOTAL UTILITIES				183,048,425

TOTAL CORPORATE BONDS & NOTES (Cost - $4,630,340,946)				4,926,304,375

ASSET-BACKED SECURITIES - 4.3%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	3,049,142	3,220,429	(a)
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	17,886,896	18,160,186	(a)
AASET, 2014-1 B	7.375%	12/15/29	12,980,769	12,883,414	(b)(d)
Access Group Inc., 2005-B B2	1.221%	7/25/35	1,471,816	1,214,405	(d)
AFC Home Equity Loan Trust, 2002-2 2A	1.225%	6/25/30	169,323	144,967	(d)
Airspeed Ltd., 2007-1A G1W	0.794%	4/15/24	16,713,838	13,229,003	(a)(d)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	1.094%	9/25/34	25,793	25,478	(d)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	1.025%	9/25/34	2,698,298	2,462,576	(d)
Brazos Student Finance Corp., 2009-1 AS	3.357%	12/27/39	7,100,000	7,507,336	(d)
CDC Mortgage Capital Trust, 2002-HE1 A	1.145%	1/25/33	173,864	161,436	(d)
CDC Mortgage Capital Trust, 2004-HE3 M1	1.439%	11/25/34	117,779	106,088	(d)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	36,940,000	36,522,578	(a)(b)(g)
Conseco Financial Corp., 1993-2	8.000%	7/15/18	9,964	9,101
Conseco Financial Corp., 1996-5 B1	8.100%	7/15/26	109,643	1,890	(d)
Conseco Financial Corp., 1999-3 A9	6.530%	2/1/31	19,433,442	19,415,054	(d)
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	213,856	222,718	(d)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	1.145%	9/25/33	470,971	444,399	(d)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.865%	12/25/36	97,291	50,133	(a)(d)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.664%	7/15/36	90,292	78,553	(d)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.658%	11/15/36	864,097	667,229	(d)
Countrywide Home Equity Loan Trust, 2006-I 2A	0.664%	1/15/37	10,071,741	8,998,638	(d)
Countrywide Home Equity Loan Trust, 2007-B A	0.674%	2/15/37	13,082,109	12,044,210	(d)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	30,341,152	31,099,881	(a)
EMC Mortgage Loan Trust, 2002-B A1	1.521%	2/25/41	130,894	128,192	(a)(d)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN	1.024%	10/25/34	9,171,333	8,519,982	(a)(d)
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	12,965	12,920
Greenpoint Manufactured Housing, 1999-2 A2	3.084%	3/18/29	4,875,000	4,292,438	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Greenpoint Manufactured Housing, 1999-3 2A2	3.813%	6/19/29	2,025,000	$1,849,433	(d)
Greenpoint Manufactured Housing, 1999-4 A2	4.021%	2/20/30	1,950,000	1,758,705	(d)
Greenpoint Manufactured Housing, 2001-2 IA2	3.976%	2/20/32	2,475,000	2,218,179	(d)
Greenpoint Manufactured Housing, 2001-2 IIA2	4.028%	3/13/32	4,675,000	4,195,651	(d)
GSAA Home Equity Trust, 2005-6 A3	0.895%	6/25/35	6,254,160	5,975,173	(d)
GSRPM Mortgage Loan Trust, 2007-1 A	0.925%	10/25/46	8,642,553	7,270,195	(a)(d)
Hertz Vehicle Financing LLC, 2015-1A A	2.730%	3/25/21	14,950,000	15,150,187	(a)
Hertz Vehicle Financing LLC, 2015-1A B	3.520%	3/25/21	20,779,000	21,133,427	(a)
Hertz Vehicle Financing LLC, 2015-1A C	4.350%	3/25/21	14,481,000	14,526,224	(a)
HSI Asset Securitization Corp. Trust, 2007-OPT1 1A	0.665%	12/25/36	116,701,293	87,407,833	(d)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	1.045%	3/25/31	43,504	39,100	(d)
Lehman XS Trust, 2006-2N 1A1	0.785%	2/25/46	20,006,428	14,745,650	(d)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.685%	10/25/36	4,520,664	2,013,125	(d)
Morgan Stanley Capital Inc., 2003-HE3 M1	1.545%	10/25/33	559,130	527,491	(d)
National Collegiate Student Loan Trust, 2006-3 A4	0.795%	3/26/29	12,960,000	12,341,297	(d)
National Collegiate Student Loan Trust, 2007-4 A3L	1.374%	3/25/38	67,657,470	34,543,732	(d)
Northstar Education Finance Inc., 2007-1 A5	0.744%	1/29/46	6,475,000	5,801,250	(d)
Northstar Education Finance Inc., 2007-1 A6	1.322%	1/29/46	12,175,000	10,907,838	(d)
Origen Manufactured Housing Contract Trust, 2005-B	5.990%	1/15/37	618,087	633,827
Origen Manufactured Housing Contract Trust, 2006-A A2	2.379%	10/15/37	20,684,238	17,735,990	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.291%	4/15/37	23,252,833	20,392,590	(d)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2	2.325%	7/25/35	5,908,796	5,556,799	(d)
Renaissance Home Equity Loan Trust, 2003-1 A	1.385%	6/25/33	612,820	586,885	(d)
Renaissance Home Equity Loan Trust, 2003-3 A	1.025%	12/25/33	216,625	202,530	(d)
Renaissance Home Equity Loan Trust, 2003-4 A3	1.145%	3/25/34	6,875,092	6,723,163	(d)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	15,966,356	11,468,806
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB	1.185%	5/25/33	343,759	302,242	(d)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.650%	8/25/33	2,255,297	2,026,641	(d)
Residential Asset Mortgage Products Inc., 2006-RZ4 M1	0.875%	10/25/36	15,950,000	11,671,269	(d)
Residential Funding Mortgage Securities II, 2003-HS3	0.815%	8/25/33	23,184	22,245	(d)
Residential Funding Securities Corp., 2002-RP2 A1	2.025%	10/25/32	2,091,494	1,933,689	(a)(d)
SACO I Trust, 2006-3 A3	0.985%	4/25/36	624,948	1,230,678	(d)
SACO I Trust, 2006-5 1A	0.825%	4/25/36	56,011	96,665	(d)
Saxon Asset Securities Trust, 2002-3 M1	1.650%	12/25/32	864,144	811,266	(d)
SLM Student Loan Trust, 2005-04 A3	0.835%	1/25/27	17,204,221	16,880,152	(d)
SLM Student Loan Trust, 2008-5 A4	2.415%	7/25/23	33,943,592	34,133,683	(d)
SLM Student Loan Trust, 2008-9 A	2.215%	4/25/23	21,083,477	21,129,997	(d)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	5,223,037	5,129,481	(a)
Small Business Administration, 2016-10B 1	2.051%	9/10/26	2,745,000	2,770,054
Small Business Administration Participation Certificates, 2013-20J 1	3.370%	10/1/33	12,046,923	12,805,426
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	4,731,553	4,862,032
Small Business Administration Participation Certificates, 2015-20F 1	2.980%	6/1/35	2,842,264	2,971,243
Small Business Administration Participation Certificates, 2016-20G 1	2.040%	7/1/36	6,580,000	6,618,289

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	$64,543,700	(a)(b)(g)
Social Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200	24,675,000	(a)(b)
SoFi Consumer Loan Program	3.280%	9/15/23	56,576,130	56,081,089	(a)(b)(g)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.865%	7/25/29	2,851	2,721	(d)
Structured Asset Securities Corp., 2005-SC1 1A2	7.434%	5/25/31	8,326,744	7,264,503	(a)(d)
Structured Asset Securities Corp., 2006-ARS1 A1	0.745%	2/25/36	1,130,632	73,999	(a)(d)
UCFC Home Equity Loan, 1998-C	5.935%	1/15/30	75	75

TOTAL ASSET-BACKED SECURITIES (Cost - $775,715,070)				765,364,453

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8%
American Home Mortgage Assets, 2006-3 3A12	0.715%	10/25/46	7,555,390	5,795,156	(d)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	880,000	928,746	(a)
Banc of America Alternative Loan Trust, 2004-11 2CB1	6.000%	12/25/34	10,501,398	9,877,479
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.801%	4/10/49	2,220,000	2,049,606	(d)
Banc of America Funding Corp., 2004-B 3A2	3.010%	12/20/34	134,554	68,850	(d)
Banc of America Funding Corp., 2005-F 2A1	3.196%	9/20/35	7,498,886	5,641,321	(d)
Banc of America Funding Corp., 2015-R2 03A2	0.784%	4/29/37	50,513,000	39,687,256	(a)(d)
Banc of America Funding Corp., 2015-R2 10A1	0.714%	6/29/37	41,262,539	39,719,626	(a)(d)
Banc of America Mortgage Securities Inc., 2004-K 4A1	2.763%	12/25/34	44,927	43,618	(d)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	33,260,000	31,160,163	(a)(d)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	13,959,061	8,610,256	(a)(d)
Bear Stearns Asset-Backed Securities Trust, 2005-AC9 A4	16.830%	12/25/35	987,224	1,043,753	(d)
Bear Stearns Asset-Backed Securities Trust, 2006-AC4 A2	31.311%	7/25/36	6,314,647	10,466,685	(d)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1	0.695%	3/25/37	26,107,690	21,302,079	(d)
BLCP Hotel Trust, 2014-CLMZ M	6.252%	8/15/29	10,657,334	10,397,007	(a)(d)
CD Commercial Mortgage Trust, 2006-CD2 AJ	5.576%	1/15/46	8,078,098	5,897,012	(d)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	2,820,000	1,623,906
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	8,458,927	6,732,054	(d)
Chevy Chase Mortgage Funding Corp., 2005-4A A1	0.724%	10/25/36	630,172	537,090	(a)(d)
Citigroup Commercial Mortgage Trust, 2006-C5 AJ	5.482%	10/15/49	4,520,000	4,220,318
Citigroup Commercial Mortgage Trust, 2008-C7 AJA	6.333%	12/10/49	2,160,000	1,576,642	(d)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	7,500,000	8,183,033
Citigroup Mortgage Loan Trust Inc., 2005-05	3.075%	8/25/35	127,591	107,186	(d)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	3.082%	12/25/35	122,289	108,254	(d)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A4	0.765%	11/25/36	5,578,062	4,872,476	(d)
Commercial Mortgage Pass-Through Certificates, 2006-C8 AJ	5.377%	12/10/46	12,685,720	12,394,793
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	960,000	999,608
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	3,443,000	3,804,566
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,658,111	(d)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.253%	10/10/46	730,000	791,879	(d)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	1,763,000	1,879,809	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Commercial Mortgage Pass-Through Certificates, 2014-CR19 B	4.703%	8/10/47	10,190,000	$11,229,513	(d)
Commercial Mortgage Pass-Through Certificates, 2014-SAVA D	3.625%	6/15/34	13,111,000	12,991,032	(a)(d)
Commercial Mortgage Trust, 2013-CR09 E	4.398%	7/10/45	3,000,000	2,173,038	(a)(d)
Commercial Mortgage Trust, 2013-CR12 E	5.253%	10/10/46	1,453,000	1,099,258	(a)(d)
Commercial Mortgage Trust, 2014-CR21 A3	3.528%	12/10/47	590,000	636,564
Commercial Mortgage Trust, 2014-CR21 C	4.565%	12/10/47	11,948,000	12,521,477	(d)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	10,670,000	11,205,140	(d)
Commercial Mortgage Trust, 2015-DC1 C	4.498%	2/10/48	3,070,000	3,061,525	(d)
Core Industrial Trust, 2015-TEXW F	3.977%	2/10/34	21,939,000	20,470,140	(a)(d)
Countrywide Alternative Loan Trust, 2004-33 2A1	2.856%	12/25/34	14,493	14,198	(d)
Countrywide Alternative Loan Trust, 2006-006CB 1A4	5.500%	5/25/36	8,993,369	8,377,735
Countrywide Alternative Loan Trust, 2006-043CB 1A10	6.000%	2/25/37	8,125,433	7,118,461
Countrywide Alternative Loan Trust, 2006-0A01 2A1	0.742%	3/20/46	126,955	94,066	(d)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.732%	7/20/46	275,405	135,886	(d)
Countrywide Alternative Loan Trust, 2006-0A17 1A1A	0.727%	12/20/46	1,637,651	1,191,449	(d)
Countrywide Alternative Loan Trust, 2006-18CB A6, PAC	26.499%	7/25/36	11,997,751	17,514,044	(d)
Countrywide Alternative Loan Trust, 2006-23CB 2A6, PAC-11	26.299%	8/25/36	4,235,900	6,946,242	(d)
Countrywide Alternative Loan Trust, 2006-43CB 3A3, IO	6.105%	2/25/37	21,931,166	8,043,716	(b)(d)
Countrywide Alternative Loan Trust, 2007-8CB A4	35.848%	5/25/37	1,616,446	3,102,423	(d)
Countrywide Home Loan Mortgage Pass-Through Trust, 2006-0A5 1A1	0.725%	4/25/46	2,303,587	1,861,297	(d)
Countrywide Home Loans, 2006-R1 AF2	0.895%	1/25/36	3,687,326	3,255,052	(a)(d)
Countrywide Home Loans, 2006-R2 AS, IO	5.243%	7/25/36	27,507,340	4,194,550	(a)(b)(d)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.393%	6/15/38	13,602,884	7,481,586	(d)
Credit Suisse Mortgage Trust, 2006-C4 AJ	5.538%	9/15/39	1,747,231	1,741,847	(d)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	15,975,000	14,537,301
Credit Suisse Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	4,869,000	4,922,344	(d)
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	12,190,000	11,246,467	(d)
Credit Suisse Mortgage Trust, 2013-11R 2A3	5.738%	5/27/34	13,347,443	19,225,439	(a)(d)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	13,120,000	14,147,149	(a)
Credit Suisse Mortgage Trust, 2014-USA D	4.373%	9/15/37	7,950,000	7,702,012	(a)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	4,290,000	3,693,538	(a)
Credit Suisse Mortgage Trust, 2015-02R 7A1	2.565%	8/27/36	39,536,448	39,347,914	(a)(d)
Credit Suisse Mortgage Trust, 2015-03R 1A1	0.736%	7/29/37	20,793,370	19,579,875	(a)(d)
Credit Suisse Mortgage Trust, 2015-03R 1A2	0.736%	7/29/37	20,270,292	12,019,566	(a)(d)
Credit Suisse Mortgage Trust, 2015-04R 3A3	0.834%	10/27/36	48,456,954	19,709,338	(a)(d)
Credit Suisse Mortgage Trust, 2015-GLPA A	3.881%	11/15/37	4,150,000	4,589,068	(a)
Credit Suisse Mortgage Trust, 2015-SAMZ MZ	6.244%	8/15/22	18,500,000	17,668,610	(a)(d)
Credit Suisse Mortgage Trust, 2015-TOWN F	5.024%	3/15/17	15,000,000	14,475,386	(a)(d)
CSAIL Commercial Mortgage Trust, 2015-C4 F	3.500%	11/15/48	11,217,000	7,341,594	(a)
CSAIL Commercial Mortgage Trust, 2015-C4 G	3.500%	11/15/48	4,596,000	2,409,706	(a)
Downey Savings & Loan Association Mortgage Loan Trust, 2004-AR1 A2A	1.351%	9/19/44	561,128	535,508	(d)
Equity Mortgage Trust, 2014-INNS D	2.867%	5/8/31	11,183,000	10,951,638	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	22,627,129	$25,163,348
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	5.766%	11/15/36	2,219,740	386,349	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3281 AI, IO	5.906%	2/15/37	11,373,236	2,193,523	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.506%	9/15/37	3,054,023	530,702	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3422 AI, IO	0.250%	1/15/38	2,200,531	27,280
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	5.706%	1/15/40	5,030,948	913,533	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	9,296,680	10,165,457
Federal Home Loan Mortgage Corp. (FHLMC), 3768 MB PAC	4.000%	12/15/39	27,950,934	29,844,258
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	29,535,457	33,336,218
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.426%	10/15/41	15,355,660	2,470,323	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.526%	8/15/39	5,583,009	895,548	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.526%	7/15/42	1,817,130	444,595	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	8,497,546	795,269
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO	5.476%	8/15/42	2,671,503	475,127	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	6,838,210	796,061
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.626%	11/15/42	2,188,436	419,664	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.626%	11/15/42	2,050,664	364,445	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4146 DI, IO	3.000%	12/15/31	5,432,199	530,609
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	5.676%	5/15/39	5,906,578	819,132	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.726%	9/15/42	4,564,118	836,322	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	7,285,843	795,425
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	4,733,363	477,493
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.985%	4/15/41	17,026,976	1,129,033	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	14,008,503	15,906,768
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	1,744,257	185,218
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.065%	2/15/38	10,605,236	721,278	(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO	5.576%	8/15/44	15,885,204	3,863,478	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.314%	4/25/20	74,064,089	2,096,562	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.781%	6/25/20	10,579,358	473,676	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.786%	7/25/21	20,522,631	$1,340,298	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.700%	10/25/21	8,121,883	524,819	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.326%	6/25/21	38,154,784	1,841,705	(d)
Federal National Mortgage Association (FNMA), 2005-088 IP, IO	1.663%	10/25/35	5,989,762	395,181
Federal National Mortgage Association (FNMA), 2006-028 1P, IO	1.770%	4/25/36	4,232,936	264,021
Federal National Mortgage Association (FNMA), 2006-059 IP, IO	0.000%	7/25/36	6,939,087	572,835
Federal National Mortgage Association (FNMA), 2006-118 IP1, IO	0.000%	12/25/36	10,617,977	773,409
Federal National Mortgage Association (FNMA), 2006-118 IP2, IO	0.000%	12/25/36	10,781,261	695,838
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	5.955%	4/25/40	4,246,994	916,861	(d)
Federal National Mortgage Association (FNMA), 2010-075 PU PAC	4.500%	4/25/39	2,659,581	2,674,256
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	19,331,985	21,218,369
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,333,878	1,563,090
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.175%	10/25/26	2,452,846	363,204	(d)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	4,269,255	4,752,595
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	8,300,492	9,531,335
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	13,248,667	15,470,825
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	2,156,942	181,602
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.125%	2/25/41	2,986,340	377,748	(d)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	7,845,857	776,530
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	768,542	698,637
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.125%	3/25/42	8,712,243	1,616,719	(d)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	459,866	417,928
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.075%	7/25/42	1,247,013	232,257	(d)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	7,888,708	772,902
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	2,880,220	270,898
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.625%	11/25/42	4,516,823	870,844	(d)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.625%	11/25/42	6,039,485	1,320,158	(d)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.625%	12/25/42	6,368,729	1,140,036	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.625%	12/25/42	2,025,046	$385,990	(d)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.625%	12/25/42	5,644,107	1,271,043	(d)
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.625%	12/25/42	17,060,147	3,429,832	(d)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	9,818,147	876,972
Federal National Mortgage Association (FNMA), 2012-M14 X1, IO	4.367%	2/25/17	35,233,444	252,560	(d)
Federal National Mortgage Association (FNMA), 2013-001 YI, IO	3.000%	2/25/33	18,132,484	2,450,143
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	11,126,384	12,879,034
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	29,227,438	32,899,468
Federal National Mortgage Association (FNMA), 2013-009 SA, IO	5.625%	3/25/42	9,477,535	1,633,601	(d)
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	14,749,309	1,413,122
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	8,448,725	787,604
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	15,242,215	1,444,775
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.990%	8/25/44	32,874,953	2,313,900	(d)
Federal National Mortgage Association (FNMA), 2015-55 IO, IO	1.743%	8/25/55	31,291,480	1,623,940	(d)
Federal National Mortgage Association (FNMA), 2015-56 AS, IO	5.625%	8/25/45	4,999,085	1,343,349	(d)
Federal National Mortgage Association (FNMA), 2016-23 ST, IO	5.475%	11/25/45	30,290,194	7,610,941	(d)
Federal National Mortgage Association (FNMA), 2016-61 BS, IO	5.575%	9/25/46	17,614,954	3,474,433	(d)
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	1,238,218	212,196
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	2,386,592	475,931
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	949,080	148,716
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	490,505	74,756	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	431,187	66,169	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	599,629	94,450
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	2,700,190	464,892
Federal National Mortgage Association (FNMA) STRIPS, 409 C01, IO	3.000%	11/25/26	9,152,015	780,906
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	439,787	40,929
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	8,690,920	1,251,458
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	6,187,433	1,036,709
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	2,950,483	467,085
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M2	3.525%	7/25/24	82,960,000	83,063,758	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C01 2M2	5.075%	2/25/25	11,695,411	12,194,227	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2	5.525%	7/25/25	39,300,000	41,944,387	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1M2	7.275%	8/25/28	15,330,000	17,427,037	(a)(d)
First Horizon Alternative Mortgage Securities Trust, 2006-FA8 1A8	0.895%	2/25/37	116,836	56,794	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1	0.855%	6/25/37	12,565,069	$6,772,019	(d)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	194,289,717	1,724,613	(a)
FREMF Mortgage Trust, 2015-K47 B	3.724%	6/25/48	4,930,000	4,902,788	(a)(d)
GAHR Commercial Mortgage Trust, 2015-NRF BFX	3.495%	12/15/34	2,690,000	2,778,212	(a)(d)
GE Business Loan Trust, 2007-1A A	0.694%	4/16/35	8,793,194	8,159,463	(a)(d)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	38,807,000	24,695,436	(d)
Government National Mortgage Association (GNMA), 2006-016 GS, IO	6.458%	4/20/36	1,175,868	212,648	(d)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	5.968%	3/20/39	1,439,888	95,157	(d)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	5.948%	4/20/40	964,501	139,157	(d)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	7,100,000	8,036,785
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.118%	1/20/40	634,823	69,453	(d)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	36,229,268	38,645,101
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	104,832	34
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	28,942,103	32,515,543
Government National Mortgage Association (GNMA), 2010-118, IO	0.170%	4/16/53	2,992,975	48,279	(d)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.524%	5/20/60	875,290	887,295	(d)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.844%	8/20/58	2,174,991	2,153,803	(d)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.874%	12/20/60	431,115	428,045	(d)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.894%	12/20/60	10,300,585	10,241,714	(d)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	623,212	55,519
Government National Mortgage Association (GNMA), 2011-H06 FA	0.944%	2/20/61	2,886,766	2,874,797	(d)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.974%	3/20/61	9,955,870	9,926,135	(d)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.994%	3/20/61	8,727,133	8,706,897	(d)
Government National Mortgage Association (GNMA), 2012-034 SA, IO	5.518%	3/20/42	2,919,002	581,820	(d)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	9,842,666	797,141
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	3,956,558	292,108
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.570%	8/16/42	6,098,961	932,507	(d)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	1.619%	11/20/42	4,376,373	226,196	(d)
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.794%	6/16/55	23,244,544	1,053,008	(d)
Government National Mortgage Association (GNMA), 2014-089 IO, IO	0.870%	1/16/57	76,963,191	5,710,869	(d)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC	5.068%	8/20/44	852,215	114,784	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	11,528,020	$1,171,841
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	1,777,969	226,759
Government National Mortgage Association (GNMA), 2016-21 ST, IO	5.618%	2/20/46	41,048,730	9,549,121	(d)
Greenpoint Mortgage Funding Trust, 2005-AR4 1A2A	1.164%	10/25/45	3,692,241	2,960,781	(d)
Greenpoint Mortgage Funding Trust, 2005-ARS 2A1	0.805%	11/25/45	21,850,497	13,077,839	(d)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.755%	4/25/36	1,373,222	1,221,415	(d)
GS Mortgage Securities Trust, 2007-GG10 AM	5.988%	8/10/45	37,225,000	35,830,068	(d)
GS Mortgage Securities Trust, 2011-GC5 X4, IO	1.540%	8/10/44	187,580	9,935	(a)(d)
GS Mortgage Securities Trust, 2013-GC14 F	4.927%	8/10/46	2,034,950	1,486,250	(a)(d)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,960,392	(d)
GS Mortgage Securities Trust, 2015-GC28	4.473%	2/10/48	5,800,000	4,551,943	(a)(d)
GS Mortgage Securities Trust, 2015-GC30 B	4.150%	5/10/50	16,340,000	16,887,364	(d)
GS Mortgage Securities Trust, 2015-GS1 E	4.570%	11/10/48	10,015,000	6,611,693	(a)(d)
GS Mortgage Securities Trust, 2015-GS1 F	4.570%	11/10/48	5,107,000	2,956,733	(a)(d)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.875%	3/25/35	8,500,479	7,317,023	(a)(d)
GSR Mortgage Loan Trust, 2005-AR7 1A1	3.416%	11/25/35	1,398,931	1,236,058	(d)
HarborView Mortgage Loan Trust, 2005-3	0.771%	6/19/35	6,940,620	6,146,547	(d)
HarborView Mortgage Loan Trust, 2005-7 1A1	2.543%	6/19/45	2,971,964	1,808,629	(d)
HarborView Mortgage Loan Trust, 2006-02	3.087%	2/25/36	1,807,660	1,475,497	(d)
HarborView Mortgage Loan Trust, 2006-07 2A1A	0.731%	9/19/46	2,022,373	1,459,714	(d)
HarborView Mortgage Loan Trust, 2006-13 A	0.711%	11/19/46	319,664	234,523	(d)
HarborView Mortgage Loan Trust, 2007-4 2A1	0.751%	7/19/47	399,199	333,411	(d)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.749%	11/15/16	16,790,000	16,726,977	(a)(d)
IMPAC CMB Trust, 2003-4 1A1	1.164%	10/25/33	23,732	23,271	(d)
IMPAC CMB Trust, 2005-7 A1	1.045%	11/25/35	4,888,568	3,994,736	(d)
IMPAC CMB Trust, 2007-A A	0.775%	5/25/37	12,992,522	11,796,824	(a)(d)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.966%	3/25/35	118,844	113,575	(d)
Indymac Index Mortgage Loan Trust, 2005-AR13	3.006%	8/25/35	272,100	204,198	(d)
Indymac Index Mortgage Loan Trust, 2006-AR02 1A1B	0.735%	4/25/46	7,822,387	5,748,246	(d)
Jefferies & Co., 2015-R1 A2	0.665%	12/26/36	18,386,177	7,076,840	(a)(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.215%	11/15/45	3,120,000	3,426,092	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.050%	1/15/47	1,602,000	1,816,767	(d)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	6,420,000	7,007,858
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.456%	7/15/48	19,881,000	19,959,345	(d)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.772%	8/15/48	14,743,000	15,163,774	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	25,860,000	25,947,164
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.116%	4/17/45	14,275,000	10,546,677	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	21,126,785	16,056,357
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	26,891,841	21,555,491	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.881%	2/12/49	18,538,056	14,950,154	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.207%	2/15/51	6,120,000	$5,566,477	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	47,100,000	20,578,461	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2011-C5 A3	4.171%	8/15/46	501,253	548,923
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.749%	10/15/19	8,200,000	8,063,456	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH E	3.824%	8/15/27	2,460,000	2,437,104	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	4.274%	5/15/28	19,808,248	18,268,553	(a)(d)
JPMorgan Reremic, 2015-1 4A1	0.814%	9/27/36	20,779,125	19,306,537	(a)(d)
JPMorgan Reremic, 2015-1 4A2	0.568%	9/27/36	14,599,840	8,098,428	(a)(d)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.568%	6/15/36	746,373	2,814	(a)(b)(d)
Lehman Mortgage Trust, 2006-7 2A5, IO	6.025%	11/25/36	33,664,197	9,447,066	(b)(d)
Lehman Mortgage Trust, 2006-7 3A4, IO	6.625%	11/25/36	8,994,033	3,768,861	(b)(d)
Lehman Mortgage Trust, 2006-8 2A2, IO	6.056%	12/25/36	8,536,836	2,609,003	(b)(d)
Lone Star Portfolio Trust	7.520%	9/15/20	13,525,519	12,797,746	(a)(d)
Lone Star Portfolio Trust, 2015-LSP F	7.424%	9/15/28	13,844,281	13,228,421	(a)(d)
Luminent Mortgage Trust, 2006-4 A1A	0.715%	5/25/46	265,220	200,557	(d)
MASTR Adjustable Rate Mortgages Trust, 2004-04 3A1	2.657%	5/25/34	640,823	630,035	(d)
MASTR Adjustable Rate Mortgages Trust, 2004-06 5A1	3.427%	7/25/34	565,831	533,105	(d)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.735%	4/25/46	254,749	182,449	(d)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	2,070,593	1,964,149	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	3,201,026	3,235,455	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.875%	5/25/35	3,170,293	2,469,411	(a)(d)
MASTR Reperforming Loan Trust, 2006-1 1A1F	0.885%	7/25/35	31,059,649	25,346,009	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	20,124,899	16,270,210	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	2,900,000	2,343,908	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	12,374,000	9,404,240	(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	1,283,000	1,332,286
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.219%	7/15/46	110,000	123,324	(d)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	27,115,430	24,753,923
Morgan Stanley Mortgage Loan Trust, 2004-05AR 2A	3.007%	7/25/34	48,897	48,070	(d)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.961%	10/25/34	3,417	3,403	(d)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.836%	7/25/35	2,699,584	2,409,613	(d)
Morgan Stanley Reremic Trust, 2014-R4 2B	3.119%	8/26/34	10,061,148	7,072,877	(a)(d)
Morgan Stanley Reremic Trust, 2015-R3 7A1	1.259%	4/26/47	32,120,572	31,168,072	(a)(d)
Morgan Stanley Reremic Trust, 2014-R2 1B	1.309%	12/26/46	22,536,585	10,861,304	(a)(d)
Morgan Stanley Reremic Trust, 2015-R4 1B	0.774%	8/26/47	34,710,119	14,431,947	(a)(d)
Morgan Stanley Reremic Trust, 2015-R7 1BXA	10.618%	2/26/29	18,137,842	19,355,635	(a)(d)
Mortgage IT Trust, 2005-2 1A1	0.784%	5/25/35	37,215	36,333	(d)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85	0.848%	4/16/36	70,572,981	58,156,364	(a)(d)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	29,740,000	28,725,848	(a)
Multifamily Trust, 2016-1 B	9.766%	4/25/46	9,601,697	11,139,496	(a)(d)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	108,279	88,986
Nomura Resecuritization Trust, 2015-5R 3A5	0.784%	2/26/46	11,800,786	5,740,504	(a)(d)
Prime Mortgage Trust, 2005-2 2A1	6.604%	10/25/32	254,015	268,415	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Prime Mortgage Trust, 2006-1 3A2, IO	6.625%	6/25/36	17,307,821	$3,813,794	(b)(d)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	40,653,711	38,406,525	(a)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4	0.975%	1/25/37	13,644,642	7,990,719	(d)
RBSSP Resecuritization Trust, 2009-12 9A2	2.933%	3/25/36	13,379,134	9,911,975	(a)(d)
Residential Accredit Loans Inc., 2006-QO3 A1	0.735%	4/25/46	15,143,468	6,846,836	(d)
Residential Accredit Loans Inc., 2006-QO3 A2	0.785%	4/25/46	3,747,963	1,724,415	(d)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO	6.635%	9/25/36	27,666,700	7,347,714	(b)(d)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	3,986,266	3,476,141
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	742,002	662,341
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	426,150	366,336
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	88,068	89,117
Residential Asset Securitization Trust, 2004-A2 1A3, PAC	0.925%	5/25/34	21,143	19,725	(d)
Residential Asset Securitization Trust, 2007-A3 2A2, IO	6.165%	4/25/37	52,882,124	15,505,742	(b)(d)
Structured ARM Loan Trust, 2004-08 1A1	2.940%	7/25/34	2,560	2,553	(d)
Structured ARM Loan Trust, 2004-09XS A	0.895%	7/25/34	62,733	60,297	(d)
Structured ARM Loan Trust, 2005-19XS 2A1	0.825%	10/25/35	671,234	635,049	(d)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1	1.271%	10/19/33	245,270	228,006	(d)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.735%	4/25/36	2,428,420	1,944,286	(d)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.705%	7/25/46	226,982	178,616	(d)
Structured Asset Securities Corp., 2002-9 A2	1.125%	10/25/27	36,059	35,141	(d)
Structured Asset Securities Corp., 2005-RF1 A	0.875%	3/25/35	54,592	44,615	(a)(d)
Suntrust Alternative Loan Trust, 2006-1F 3A	0.875%	4/25/36	23,568,354	8,827,588	(d)
Voyager BRSTN Delaware Trust, 2009-1 UAU7	0.775%	12/26/36	2,300,866	2,247,976	(a)(d)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.730%	12/15/43	1,645,000	1,607,435	(a)(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.785%	9/25/33	18,294	18,512	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.815%	10/25/45	3,288,207	3,107,848	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A1	0.785%	11/25/45	8,142,623	7,592,638	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1C3	1.005%	11/25/45	57,240,435	30,231,707	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.795%	12/25/45	10,260,205	9,708,942	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-5 1A4, IO	4.875%	7/25/36	18,655,984	5,762,143	(b)(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.533%	9/25/36	275,082	245,052	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	70,038,926	69,266,957	(a)(b)(d)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO	4.935%	3/25/37	27,115,605	4,840,355	(b)(d)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1	0.955%	6/25/37	10,858,344	7,936,994	(d)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.433%	7/15/46	450,000	498,553	(d)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	1,753,000	1,197,888	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	6,092,764

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Wells Fargo Commercial Mortgage Trust, 2015-C26	3.580%	2/15/48	18,590,000	$19,798,426
Wells Fargo Commercial Mortgage Trust, 2015-C28 A4	3.540%	5/15/48	10,550,000	11,327,481
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 A5	3.148%	5/15/48	16,050,000	16,812,481
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 B	3.658%	5/15/48	16,700,000	17,585,858	(d)
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	113,323	113,398	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A2	2.808%	11/25/34	70,292	69,351	(d)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.661%	6/15/45	199,894	12,867	(a)(d)
WF-RBS Commercial Mortgage Trust, 2013-C14 D	4.131%	6/15/46	4,790,000	4,344,911	(a)(d)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	302,933	(d)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.412%	3/15/47	52,147,968	3,191,862	(d)
WF-RBS Commercial Mortgage Trust, 2014-C24 D	3.692%	11/15/47	5,830,000	4,178,195	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,332,928,999)				2,273,897,775

MORTGAGE-BACKED SECURITIES - 16.0%
FHLMC - 3.4%
Federal Home Loan Mortgage Corp. (FHLMC)	2.863%	8/1/35	1,408,943	1,479,900	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.341%	9/1/35	178,183	187,777	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.948%	9/1/35	846,335	897,271	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.557%	10/1/35	792,921	839,946	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.598%	12/1/35	1,055,342	1,125,996	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.795%	1/1/36	154,506	163,682	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.377%	2/1/37	47,619	49,340	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.543%	2/1/37	42,694	44,440	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.250%	5/1/37	119,365	123,363	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.525%	5/1/37	1,713,976	1,811,509	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.995%	5/1/37	93,981	100,340	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	3.305%	5/1/37	799,737	842,045	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	3.025%	6/1/37	87,647	92,362	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	3.230%	6/1/37	407,641	426,633	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.957%	7/1/37	1,282,128	1,364,483	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	3.175%	8/1/37	1,510,499	1,602,838	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	10/1/16-3/1/39	1,421,791	1,661,414
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	2/1/17-11/1/36	163,472	172,872
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	11/1/18-9/1/39	5,328,993	6,207,026
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	7/1/20-12/1/38	6,837,411	7,732,464
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-8/1/43	53,454,555	58,262,178
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	6/1/27	4,028,803	4,178,633
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	98,214,151	104,859,930
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/38-11/1/41	18,294,986	20,337,482
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	1/1/43-5/1/43	7,456,222	7,764,174
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	11/1/44	4,834,036	5,375,984
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	10/13/46-11/14/46	298,000,000	309,392,663	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	11/14/46	59,600,000	62,801,174	(j)

Total FHLMC				599,897,919

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - 9.2%
Federal National Mortgage Association (FNMA)	5.500%	1/1/17-5/1/40	7,189,672	$8,141,878
Federal National Mortgage Association (FNMA)	6.500%	6/1/17-5/1/40	22,547,971	25,968,726
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	68	73
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-2/1/45	271,822,564	300,701,353
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-2/1/41	45,620,294	52,564,497
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,140,000	3,314,519
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	17,933,319	18,441,467
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	7,323,430	8,419,825
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	4,016	4,909
Federal National Mortgage Association (FNMA)	2.500%	11/17/31	116,700,000	120,658,296	(j)
Federal National Mortgage Association (FNMA)	3.000%	11/17/31	20,500,000	21,492,169	(j)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-9/1/41	78,532,063	88,023,444
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-1/1/46	167,647,449	177,512,293
Federal National Mortgage Association (FNMA)	3.015%	5/1/35	622,134	655,191	(d)
Federal National Mortgage Association (FNMA)	2.792%	6/1/35	277,271	292,603	(d)
Federal National Mortgage Association (FNMA)	3.319%	6/1/35	2,422,365	2,563,413	(d)
Federal National Mortgage Association (FNMA)	2.878%	8/1/35	224,625	237,208	(d)
Federal National Mortgage Association (FNMA)	2.650%	9/1/35	981,352	1,029,922	(d)
Federal National Mortgage Association (FNMA)	2.703%	9/1/35	1,575,360	1,654,117	(d)
Federal National Mortgage Association (FNMA)	2.375%	10/1/35	275,058	290,430	(d)
Federal National Mortgage Association (FNMA)	2.487%	10/1/35	422,533	442,940	(d)
Federal National Mortgage Association (FNMA)	2.611%	10/1/35	330,171	349,130	(d)
Federal National Mortgage Association (FNMA)	3.241%	10/1/35	646,744	685,777	(d)
Federal National Mortgage Association (FNMA)	2.422%	11/1/35	51,658	53,752	(d)
Federal National Mortgage Association (FNMA)	2.467%	11/1/35	50,021	52,369	(d)
Federal National Mortgage Association (FNMA)	2.479%	11/1/35	61,812	64,474	(d)
Federal National Mortgage Association (FNMA)	2.482%	11/1/35	65,630	68,358	(d)
Federal National Mortgage Association (FNMA)	2.496%	11/1/35	53,617	55,869	(d)
Federal National Mortgage Association (FNMA)	2.705%	12/1/35	450,740	477,198	(d)
Federal National Mortgage Association (FNMA)	3.027%	2/1/36	84,601	89,381	(d)
Federal National Mortgage Association (FNMA)	2.360%	2/1/37	4,242,863	4,402,003	(d)
Federal National Mortgage Association (FNMA)	1.876%	8/1/37	205,451	210,915	(d)
Federal National Mortgage Association (FNMA)	2.490%	8/1/37	197,765	205,498	(d)
Federal National Mortgage Association (FNMA)	2.543%	11/1/37	58,198	61,462	(d)
Federal National Mortgage Association (FNMA)	4.000%	9/1/40-1/1/45	288,950,544	313,766,326
Federal National Mortgage Association (FNMA)	3.000%	11/1/42-2/1/43	13,116,901	13,679,521
Federal National Mortgage Association (FNMA)	3.500%	10/13/46-11/14/46	189,900,000	200,306,118	(j)
Federal National Mortgage Association (FNMA)	4.000%	11/14/46	225,400,000	241,794,334	(j)
Federal National Mortgage Association (FNMA)	5.000%	11/14/46	27,900,000	30,969,546	(j)

Total FNMA				1,639,701,304

GNMA - 3.4%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	39,713	43,658
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	114,197	128,384
Government National Mortgage Association (GNMA)	8.500%	11/15/27	1,609	1,616
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	4,887,857	5,722,818

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	11,035,696	$12,805,447
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	15,258	15,897
Government National Mortgage Association (GNMA)	0.932%	8/20/31	744	747	(d)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	9,490,454	10,843,233
Government National Mortgage Association (GNMA)	3.500%	10/20/46	52,100,000	55,386,775	(j)
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-11/20/40	17,238,000	19,170,086
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	2,817,985	3,306,611
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	7,908,577	9,059,780
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-7/20/41	56,905,365	62,331,883
Government National Mortgage Association (GNMA) II	4.000%	4/20/44-9/20/45	32,335,872	34,961,033
Government National Mortgage Association (GNMA) II	3.500%	10/20/45	7,265,593	7,770,394
Government National Mortgage Association (GNMA) II	3.000%	11/21/46	178,100,000	186,208,416	(j)
Government National Mortgage Association (GNMA) II	3.500%	11/21/46	187,100,000	198,501,410	(j)

Total GNMA				606,258,188

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,808,163,443)				2,845,857,411

SENIOR LOANS - 3.7%
CONSUMER DISCRETIONARY - 1.4%
Distributors - 0.1%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	15,075,122	15,101,503	(k)(l)

Diversified Consumer Services - 0.1%
Laureate Education Inc., 2016 Term Loan	8.157%	3/17/21	1,941,314	1,928,371	(k)(l)
ServiceMaster Co., 2014 Term Loan B	4.250%	7/1/21	11,344,968	11,454,878	(k)(l)(m)

Total Diversified Consumer Services				13,383,249

Hotels, Restaurants & Leisure - 0.3%
1011778 B.C. Unlimited Liability Co., Term Loan B2	3.750%	12/10/21	17,479,170	17,573,855	(k)(l)
Aristocrat Technologies Inc., 2016 Term Loan B	3.500%	10/20/21	6,566,408	6,582,824	(k)(l)(m)
Boyd Gaming Corp., Term Loan B2	—	9/15/23	8,025,000	8,069,137	(m)
CCM Merger Inc., New Term Loan B	4.500%	8/8/21	2,522,614	2,524,191	(k)(l)
Hilton Worldwide Finance LLC, Term Loan B1	3.500%	10/26/20	991,428	994,261	(k)(l)
Hilton Worldwide Finance LLC, Term Loan B2	3.025 - 3.301%	10/25/23	13,974,070	14,066,397	(k)(l)(m)
Landry’s Inc., Term Loan B	4.000%	4/24/18	2,546,112	2,548,233	(k)(l)

Station Casinos LLC, 2016 Term Loan B	3.750%	6/8/23	5,860,313	5,880,091	(k)(l)

Total Hotels, Restaurants & Leisure				58,238,989

Media - 0.3%
Charter Communications Operating LLC, 2016 Term Loan I	3.500%	1/24/23	18,309,272	18,416,070	(k)(l)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	19,578,304	19,594,613	(k)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
UPC Financing Partnership, USD Term Loan AN	4.080%	8/31/24	9,715,000	$9,751,431	(k)(l)(m)
Ziggo Financing Partnership, USD Term Loan B1	3.652%	1/15/22	3,997,400	3,988,658	(k)(l)
Ziggo Financing Partnership, USD Term Loan B2A	3.652%	1/15/22	2,369,000	2,363,819	(k)(l)
Ziggo Financing Partnership, USD Term Loan B3	3.701%	1/15/22	736,114	734,504	(k)(l)

Total Media				54,849,095

Multiline Retail - 0.1%
Dollar Tree Inc., Term Loan B3	3.063%	7/6/22	3,489,670	3,502,756	(k)(l)(m)
Neiman Marcus Group Inc., 2020 Term Loan	4.250%	10/25/20	15,349,790	14,154,701	(k)(l)

Total Multiline Retail				17,657,457

Specialty Retail - 0.5%
Academy Ltd., 2015 Term Loan B	5.000%	7/1/22	16,160,401	15,783,330	(k)(l)
CWGS Group LLC, Term Loan	5.750%	2/20/20	4,657,074	4,659,984	(k)(l)
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	15,322,521	15,360,827	(k)(l)(m)
Party City Holdings Inc., 2015 Term Loan B	4.250 - 4.490%	8/19/22	17,396,739	17,437,117	(k)(l)(m)
Petco Animal Supplies Inc., 2016 Term Loan B1	5.000%	1/26/23	16,168,000	16,296,002	(k)(l)(m)
PetSmart Inc., Term Loan B1	4.250%	3/11/22	19,010,433	19,034,197	(k)(l)

Total Specialty Retail				88,571,457

TOTAL CONSUMER DISCRETIONARY				247,801,750

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertsons LLC, 2016 Term Loan B4	4.500%	8/25/21	7,301,700	7,341,859	(k)(l)
Albertsons LLC, 2016 Term Loan B6	4.750%	6/22/23	4,050,000	4,086,450	(k)(l)(m)

Total Food & Staples Retailing				11,428,309

Food Products - 0.0%
Keurig Green Mountain Inc., USD Term Loan B	5.250%	3/3/23	11,227,727	11,359,653	(k)(l)

TOTAL CONSUMER STAPLES				22,787,962

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Murray Energy Corp., Term Loan B2	8.250%	4/16/20	12,871,205	10,924,435	(k)(l)

FINANCIALS - 0.0%
Capital Markets - 0.0%
RPI Finance Trust, Term Loan B4	—	11/9/20	6,308,947	6,330,353	(m)

Diversified Financial Services - 0.0%
Delos Finance Sarl, Term Loan B	—	3/6/21	1,750,000	1,760,063	(m)

TOTAL FINANCIALS				8,090,416

HEALTH CARE - 0.5%
Health Care Providers & Services - 0.4%
Air Medical Group Holdings Inc., Term Loan B	4.250%	4/28/22	12,752,688	12,637,914	(k)(l)
Envision Healthcare Corp., Initial Term Loan	4.250%	5/25/18	9,702,248	9,710,330	(k)(l)
HCA Inc., Term Loan B7	3.588%	2/15/24	12,246,000	12,337,845	(k)(l)(m)
Jaguar Holding Co. II, 2015 Term Loan B	4.250%	8/18/22	9,566,975	9,593,284	(k)(l)(m)
MPH Acquisition Holdings LLC, 2016 Term Loan B	5.000%	6/7/23	17,642,882	17,853,961	(k)(l)

Total Health Care Providers & Services				62,133,334

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.1%
Akorn Inc., Term Loan B	5.250%	4/16/21	3,184,450	$3,216,294	(k)(l)
DPx Holdings BV, 2014 USD Incremental Term Loan	4.250%	3/11/21	11,966,323	11,946,376	(k)(l)
Valeant Pharmaceuticals International Inc., Term Loan B F1	5.500%	4/1/22	10,133,937	10,156,738	(k)(l)

Total Pharmaceuticals				25,319,408

TOTAL HEALTH CARE				87,452,742

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BE Aerospace Inc., 2014 Term Loan B	3.750 - 3.850%	12/16/21	17,651,490	17,791,237	(k)(l)(m)

Air Freight & Logistics - 0.1%
XPO Logistics Inc., Term Loan B2	4.250%	10/30/21	23,833,168	23,934,459	(k)(l)

Airlines - 0.1%
American Airlines Inc., New Term Loan	3.250%	6/27/20	19,137,140	19,164,047	(k)(l)(m)

Commercial Services & Supplies - 0.1%
ADS Waste Holdings Inc., Term Loan B2	3.750%	10/9/19	1,186,131	1,187,317	(k)(l)
Brickman Group Ltd. LLC, First Lien Term Loan	4.000%	12/18/20	4,313,635	4,297,459	(k)(l)
Kronos Inc., Initial Incremental Term Loan	4.500%	10/30/19	2,600,000	2,604,875	(k)(l)(m)

Total Commercial Services & Supplies				8,089,651

Machinery - 0.1%
Allison Transmission Inc., New Term Loan B3	—	8/23/19	210,375	211,116	(m)
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	6,275,851	6,073,455	(k)(l)
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	1,777,544	1,659,337	(k)(l)

Total Machinery				7,943,908

Transportation Infrastructure - 0.0%
Flying Fortress Inc., New Term Loan	3.588%	4/30/20	5,510,000	5,537,550	(k)(l)

TOTAL INDUSTRIALS				82,460,852

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Allflex Holdings III Inc., New First Lien Term Loan	4.250%	7/20/20	2,425,000	2,412,875	(k)(l)
Zebra Technologies Corp., 2016 Term Loan B	4.089%	10/27/21	8,213,405	8,301,953	(k)(l)(m)

Total Electronic Equipment, Instruments & Components				10,714,828

IT Services - 0.1%
First Data Corp., 2022 Term Loan	4.275%	7/8/22	5,000,000	5,027,085	(k)(l)
First Data Corp., Extended 2021 Term Loan	4.525%	3/24/21	10,879,400	10,938,747	(k)(l)

Total IT Services				15,965,832

TOTAL INFORMATION TECHNOLOGY				26,680,660

MATERIALS - 0.2%
Containers & Packaging - 0.2%
Berry Plastics Holding Corp., Term Loan H	3.750%	10/1/22	18,598,508	18,638,030	(k)(l)(m)
Reynolds Group Holdings Inc., 2016 USD Term Loan	4.250%	2/5/23	9,771,000	9,796,541	(k)(l)(m)

TOTAL MATERIALS				28,434,571

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B	4.000%	4/25/23	10,069,699	10,154,667	(k)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	10,573,825		$10,050,801	(k)(l)
Level 3 Financing Inc., 2015 Term Loan B2	3.500%	5/31/22	22,390,000		22,511,287	(k)(l)
Virgin Media Investment Holdings Ltd., USD Term Loan F	3.649%	6/30/23	17,544,183		17,602,658	(k)(l)(m)

Total Diversified Telecommunication Services					50,164,746

Wireless Telecommunication Services - 0.2%
CSC Holdings LLC, 2015 Term Loan B	5.000%	10/9/22	9,598,125		9,598,125	(k)(l)(m)
T-Mobile USA Inc., Term Loan B	3.500%	11/9/22	17,321,768		17,433,130	(k)(l)
Telesat Canada, USD Term Loan B2	3.500%	3/28/19	3,831,050		3,829,855	(k)(l)

Total Wireless Telecommunication Services					30,861,110

TOTAL TELECOMMUNICATION SERVICES					81,025,856

UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	12/19/16	34,950,000		35,022,801	(k)(l)
NRG Energy Inc., 2016 Term Loan B	3.500%	6/30/23	6,750,572		6,761,825	(k)(l)
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	2,559,520		2,533,925	(k)(l)

TOTAL UTILITIES					44,318,551

TOTAL SENIOR LOANS (Cost - $653,122,177)					650,132,462

SOVEREIGN BONDS - 6.6%
Argentina - 0.2%
Republic of Argentina, Senior Notes	6.875%	4/22/21	11,810,000		12,855,185	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	7,380,000		8,324,640	(a)
Republic of Argentina, Senior Notes	7.125%	7/6/36	2,980,000		3,155,820	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	7,150,000		8,065,200	(a)

Total Argentina					32,400,845

Brazil - 1.2%
Federative Republic of Brazil, Notes	10.000%	1/1/21	442,468,000	BRL	129,737,144
Federative Republic of Brazil, Notes	10.000%	1/1/23	124,148,000	BRL	35,711,900
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	25,970,000		25,840,150
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	12,650,000		11,479,875
Federative Republic of Brazil, Senior Notes	2.625%	1/5/23	4,490,000		4,153,250

Total Brazil					206,922,319

China - 0.4%
China Government Bond, Senior Bonds	3.380%	11/21/24	115,500,000	CNY	17,599,983	(i)
China Government Bond, Senior Bonds	3.390%	5/21/25	59,000,000	CNY	9,004,886	(i)
China Government Bond, Senior Bonds	3.310%	11/30/25	273,500,000	CNY	41,522,385	(i)

Total China					68,127,254

Colombia - 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	14,210,000		16,448,075

Indonesia - 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	19,290,000		20,328,554	(i)
Republic of Indonesia, Notes	3.750%	4/25/22	370,000		389,920	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	310,000		346,865	(i)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	510,000		561,082	(i)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	7,620,000		8,782,980	(i)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,767,000		2,083,765	(a)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	5,050,000		5,383,704	(i)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	3,610,000		4,116,562	(i)

Total Indonesia					41,993,432

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 2.2%
United Mexican States, Senior Bonds	8.000%	6/11/20	70,565,000	MXN	$3,923,410
United Mexican States, Senior Bonds	6.500%	6/9/22	2,103,009,800	MXN	112,013,560
United Mexican States, Senior Bonds	10.000%	12/5/24	324,780,000	MXN	21,160,234
United Mexican States, Senior Bonds	7.750%	11/23/34	827,820,000	MXN	48,466,006
United Mexican States, Senior Bonds	7.750%	11/13/42	2,458,076,200	MXN	146,384,699
United Mexican States, Senior Notes	5.550%	1/21/45	45,670,000		52,920,112

Total Mexico					384,868,021

Peru - 0.1%
Republic of Peru, Senior Bonds	6.550%	3/14/37	2,330,000		3,291,125
Republic of Peru, Senior Bonds	5.625%	11/18/50	12,550,000		16,597,375

Total Peru					19,888,500

Poland - 1.4%
Republic of Poland, Bonds	2.000%	4/25/21	29,560,000	PLN	7,655,707
Republic of Poland, Bonds	3.250%	7/25/25	417,130,000	PLN	112,521,033
Republic of Poland, Bonds	2.500%	7/25/26	398,310,000	PLN	100,465,388
Republic of Poland, Senior Notes	4.000%	1/22/24	34,870,000		38,531,350

Total Poland					259,173,478

Portugal - 0.1%
Republic of Portugal, Notes	5.125%	10/15/24	17,790,000		17,720,121	(a)

Russia - 0.7%
Russian Federal Bond, Bonds	7.000%	8/16/23	1,514,730,000	RUB	22,698,637
Russian Federal Bond, Bonds	7.750%	9/16/26	458,110,000	RUB	7,142,154
Russian Federal Bond, Bonds	8.150%	2/3/27	1,987,040,000	RUB	31,960,033
Russian Federal Bond, Bonds	7.050%	1/19/28	4,354,110,000	RUB	64,381,682

Total Russia					126,182,506

Uruguay - 0.0%
Republic of Uruguay, Benchmark Bonds	7.875%	1/15/33	1		1

TOTAL SOVEREIGN BONDS (Cost - $1,227,437,568)					1,173,724,552

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 28.3%
U.S. Government Agencies - 1.4%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000		3,746,911
Federal Home Loan Mortgage Corp. (FHLMC)	1.000%	9/29/17	39,490,000		39,613,051
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	45,010,000		68,443,016
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	64,620,000		62,027,446
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,770,000		13,491,763
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	320,000		311,844
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,603,000		14,401,362
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,765,000		11,594,996
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000		1,292,690
Tennessee Valley Authority, Notes	5.250%	9/15/39	16,493,000		22,798,967

Total U.S. Government Agencies					237,722,046

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - 26.9%
U.S. Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	$4,884,598
U.S. Department of Housing and Urban Development, Senior Notes	2.350%	8/1/21	10,000,000	10,493,850
U.S. Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,456,768
U.S. Treasury Bonds	2.875%	5/15/43	164,750,000	183,438,911
U.S. Treasury Bonds	3.375%	5/15/44	391,675,000	477,889,326
U.S. Treasury Bonds	3.000%	11/15/44	282,340,000	321,922,656
U.S. Treasury Bonds	3.000%	5/15/45	496,760,000	566,383,895
U.S. Treasury Bonds	3.000%	11/15/45	320,205,000	365,359,028
U.S. Treasury Bonds	2.500%	2/15/46	29,265,000	30,248,128
U.S. Treasury Bonds	2.500%	5/15/46	440,485,000	455,901,975
U.S. Treasury Bonds	2.250%	8/15/46	45,700,000	44,871,688
U.S. Treasury Notes	0.625%	11/30/17	16,890,000	16,876,809
U.S. Treasury Notes	0.750%	2/28/18	1,770,000	1,770,552
U.S. Treasury Notes	1.500%	8/31/18	1,650,000	1,672,301
U.S. Treasury Notes	1.125%	1/15/19	65,870,000	66,312,581
U.S. Treasury Notes	1.625%	7/31/19	44,020,000	44,938,213
U.S. Treasury Notes	1.375%	3/31/20	51,670,000	52,346,154
U.S. Treasury Notes	1.625%	6/30/20	70,770,000	72,312,574
U.S. Treasury Notes	2.625%	11/15/20	330,000	350,329
U.S. Treasury Notes	1.375%	1/31/21	95,750,000	96,797,314
U.S. Treasury Notes	1.375%	4/30/21	464,980,000	469,847,876
U.S. Treasury Notes	1.125%	6/30/21	20,580,000	20,555,880
U.S. Treasury Notes	1.125%	8/31/21	144,110,000	143,963,584
U.S. Treasury Notes	1.125%	9/30/21	17,170,000	17,147,198
U.S. Treasury Notes	1.750%	9/30/22	100,000,000	102,472,700
U.S. Treasury Notes	2.000%	11/30/22	112,045,000	116,421,702
U.S. Treasury Notes	1.500%	2/28/23	134,020,000	135,061,737
U.S. Treasury Notes	1.375%	6/30/23	400,720,000	400,015,534
U.S. Treasury Notes	1.250%	7/31/23	252,490,000	249,846,682
U.S. Treasury Notes	1.375%	8/31/23	19,190,000	19,130,031
U.S. Treasury Notes	2.375%	8/15/24	97,235,000	103,600,878
U.S. Treasury Notes	1.625%	5/15/26	143,160,000	143,350,116
U.S. Treasury Notes	1.500%	8/15/26	33,290,000	32,966,188
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,400,396

Total U.S. Government Obligations				4,784,008,152

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,754,292,540)				5,021,730,198

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.4%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	68,700,841	81,867,014
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	10,967,483	14,591,040
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	11,593,923	15,568,215
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	90,167,133	92,901,812
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	54,064,638	54,208,503
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	14,786,975	17,540,354
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	54,512,947	56,188,511
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	76,013,491	84,027,669
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	24,223,992	25,017,086
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	154,213,496	162,187,876

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $557,771,867)				604,098,080

			SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Red Rock Resorts Inc., Class A Shares (Cost - $62,731)			3,217	75,889

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I	6.602%		431,316	$10,959,740	(d)

Diversified Financial Services - 0.0%
Citigroup Capital XIII	7.122%		82,775	2,180,293	(d)

TOTAL PREFERRED STOCKS (Cost - $12,644,748)				13,140,033

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
Euro Currency Futures, Call @ $1.14		11/4/16	152	95,000
Euro Currency Futures, Call @ $1.14		12/9/16	152	209,000
Japanese Yen Futures, Put @ 97.00 JPY		10/7/16	121	9,075
Japanese Yen Futures, Put @ 98.00 JPY		11/4/16	391	459,425
Japanese Yen Futures, Put @ 98.00 JPY		12/9/16	56	109,200
Japanese Yen Futures, Put @ 99.00 JPY		11/4/16	230	408,250
U.S. Dollar/Mexican Peso, Put @ 18.50 MXN		10/27/16	266,258,000	865,605
U.S. Treasury 5-Year Notes Futures, Call @ $121.75		10/21/16	538	100,875
U.S. Treasury 5-Year Notes Futures, Put @ $116.00		10/21/16	1,500	1,500
U.S. Treasury 5-Year Notes Futures, Put @ $116.75		11/25/16	3,500	27,346
U.S. Treasury 10-Year Notes Futures, Call @ $131.00		10/21/16	911	526,672
U.S. Treasury 10-Year Notes Futures, Call @ $138.50		10/21/16	5,724	5,724
U.S. Treasury 10-Year Notes Futures, Call @ $140.00		10/21/16	318	318
U.S. Treasury 10-Year Notes Futures, Put @ $131.00		11/25/16	414	349,312
U.S. Treasury Long-Term Bonds Futures, Call @ $167.00		10/21/16	203	453,578
U.S. Treasury Long-Term Bonds Futures, Call @ $168.00		10/21/16	417	690,656
U.S. Treasury Long-Term Bonds Futures, Call @ $169.00		10/21/16	102	121,125
U.S. Treasury Long-Term Bonds Futures, Call @ $171.00		10/21/16	198	111,375

TOTAL PURCHASED OPTIONS (Cost - $7,355,664)				4,544,036

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $17,759,835,753)				18,278,869,264

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 2.3%
U.S. Government Agencies - 1.0%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.300%	10/6/16	34,100,000	34,099,148	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.416%	11/10/16	100,000,000	99,956,194	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.411%	1/17/17	40,000,000	39,968,200	(n)

Total U.S. Government Agencies (Cost - $174,007,053)				174,023,542

Repurchase Agreements - 0.1%
Goldman Sachs & Co. repurchase agreement dated 9/30/16; Proceeds at maturity - $30,001,200; (Fully collateralized by U.S. government agency obligations, 0.811% due 03/21/18; Market value - $30,611,338) (Cost - $30,000,000)	0.480%	10/3/16	30,000,000	30,000,000

			SHARES
Money Market Funds - 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $208,130,149)	0.253%		208,130,149	208,130,149

TOTAL SHORT-TERM INVESTMENTS (Cost - $412,137,202)				412,153,691

TOTAL INVESTMENTS - 105.2% (Cost - $18,171,972,955#)				18,691,022,955
Liabilities in Excess of Other Assets - (5.2)%				(915,458,204)

TOTAL NET ASSETS - 100.0%				$17,775,564,751

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Illiquid security.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	The coupon payment on these securities is currently in default as of September 30, 2016.

(f)	Value is less than $1.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(i)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2016, the Fund held TBA securities with a total cost of $1,427,073,450.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	All or a portion of this loan is unfunded as of September 30, 2016. The interest rate for fully unfunded term loans is to be determined.

(n)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
DIP	— Debtor-in-Possession
GBP	— British Pound
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PLN	— Polish Zloty
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SECURITIES SOLD SHORT‡
MORTGAGE-BACKED SECURITIES - (0.8)%
FNMA - (0.8)%
Federal National Mortgage Association (FNMA) (Proceeds - $(141,682,274))	3.500%	10/13/46	(134,600,000)	$(142,024,025	)(a)

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Percentages indicated are based on net assets.

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	VALUE
Euro Currency Futures, Call	10/7/16	$1.14		155	$15,500
Japanese Yen Futures, Call	10/7/16	100.00	JPY	313	89,988
Japanese Yen Futures, Call	10/7/16	99.00	JPY	186	123,225
Japanese Yen Futures, Call	10/7/16	98.00	JPY	683	956,200
Japanese Yen Futures, Put	10/7/16	94.00	JPY	78	487
Japanese Yen Futures, Put	10/7/16	95.00	JPY	155	1,937
Japanese Yen Futures, Put	10/7/16	96.00	JPY	542	10,162
Japanese Yen Futures, Put	11/4/16	95.00	JPY	187	46,750
Japanese Yen Futures, Put	11/4/16	97.00	JPY	156	115,050
U.S. Treasury 5-Year Notes Futures, Call	10/21/16	122.00		1,106	120,969
U.S. Treasury 5-Year Notes Futures, Call	11/25/16	122.00		1,316	390,688
U.S. Treasury 5-Year Notes Futures, Put	10/21/16	121.00		1,306	142,844
U.S. Treasury 10-Year Notes Futures, Call	10/21/16	132.00		1,832	372,125
U.S. Treasury 10-Year Notes Futures, Call	10/21/16	131.50		2,373	852,797
U.S. Treasury 10-Year Notes Futures, Call	11/25/16	134.50		430	60,469
U.S. Treasury 10-Year Notes Futures, Call	11/25/16	134.00		628	107,938
U.S. Treasury 10-Year Notes Futures, Call	11/25/16	133.00		1,738	515,969
U.S. Treasury 10-Year Notes Futures, Call	11/25/16	132.00		3,409	1,811,031
U.S. Treasury 10-Year Notes Futures, Put	10/21/16	130.75		301	108,172
U.S. Treasury 10-Year Notes Futures, Put	10/21/16	131.00		330	149,531
U.S. Treasury 10-Year Notes Futures, Put	10/21/16	130.00		1,716	268,125
U.S. Treasury 10-Year Notes Futures, Put	11/25/16	127.50		430	40,312
U.S. Treasury 10-Year Notes Futures, Put	11/25/16	130.50		102	63,750
U.S. Treasury Long-Term Bonds Futures, Call	10/21/16	174.00		329	61,687
U.S. Treasury Long-Term Bonds Futures, Call	10/21/16	170.00		312	258,375
U.S. Treasury Long-Term Bonds Futures, Call	10/21/16	172.00		1,238	464,250
U.S. Treasury Long-Term Bonds Futures, Call	11/25/16	170.00		312	589,875
U.S. Treasury Long-Term Bonds Futures, Call	11/25/16	172.00		615	759,141
U.S. Treasury Long-Term Bonds Futures, Call	11/25/16	174.00		1,301	1,036,734
U.S. Treasury Long-Term Bonds Futures, Put	10/21/16	164.00		225	77,344
U.S. Treasury Long-Term Bonds Futures, Put	11/25/16	166.00		59	104,172
U.S. Treasury Long-Term Bonds Futures, Put	11/25/16	168.00		98	257,250

TOTAL WRITTEN OPTIONS (Premiums received - $16,897,420)					$9,972,847

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)		SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Staples	—	$550,202,273		$390,492	$550,592,765
Financials	—	1,569,757,171		75,932,396	1,645,689,567
Industrials	—	209,951,756		4,292,741	214,244,497
Other Corporate Bonds & Notes	—	2,515,777,546		—	2,515,777,546
Asset-Backed Securities	—	579,933,948		185,430,505	765,364,453
Collateralized Mortgage Obligations	—	2,273,897,775		—	2,273,897,775
Mortgage-Backed Securities	—	2,845,857,411		—	2,845,857,411
Senior Loans:
Health Care	—	84,236,448		3,216,294	87,452,742
Industrials	—	58,526,393		23,934,459	82,460,852
Utilities	—	41,784,626		2,533,925	44,318,551
Other Senior Loans	—	435,900,317		—	435,900,317
Sovereign Bonds	—	1,173,724,552		—	1,173,724,552
U.S. Government & Agency Obligations	—	5,021,730,198		—	5,021,730,198
U.S. Treasury Inflation Protected Securities	—	604,098,080		—	604,098,080
Common Stocks	$75,889	—		—	75,889
Preferred Stocks	13,140,033	—		—	13,140,033
Purchased Options	3,678,431	865,605		—	4,544,036

Total Long-Term Investments	$16,894,353	$17,966,244,099		$295,730,812	$18,278,869,264

Short-Term Investments†:
U.S. Government Agencies	—	174,023,542		—	174,023,542
Repurchase Agreements	—	30,000,000		—	30,000,000
Money Market Funds	208,130,149	—		—	208,130,149

Total Short-Term Investments	$208,130,149	$204,023,542		—	$412,153,691

Total Investments	$225,024,502	$18,170,267,641		$295,730,812	$18,691,022,955

Other Financial Instruments:
Futures Contracts	28,453,757	—		—	28,453,757
Forward Foreign Currency Contracts	—	24,677,326		—	24,677,326
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	216,256		—	216,256
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	241,084		—	241,084
Centrally Cleared Interest Rate Swaps	—	1,166,899		—	1,166,899
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	2,224,810		—	2,224,810
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	0	*	—	0	*

Total Other Financial Instruments	$28,453,757	$28,526,375		—	$56,980,132

Total	$253,478,259	$18,198,794,016		$295,730,812	$18,748,003,087

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short	—	$142,024,025	—	$142,024,025
Written Options	$9,972,847	—	—	9,972,847
Futures Contracts	20,210,573	—	—	20,210,573
Forward Foreign Currency Contracts	—	23,206,400	—	23,206,400
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	374,219	—	374,219
OTC Total Return Swaps‡	—	60,569	—	60,569
Centrally Cleared Interest Rate Swaps	—	99,531,791	—	99,531,791

Total	$30,183,420	$265,197,004	—	$295,380,424

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

*	Value is less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER STAPLES	FINANCIALS	INDUSTRIALS	ASSET BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	MORTGAGE- BACKED SECURITIES
Balance as of December 31, 2015	—	$87,788,611	—	$335,625,547	$33,929,651	$28,822,501
Accrued premiums/discounts	—	137,017	—	237,346	408,349	—
Realized gain (loss)	—	(109,163)	—	148,327	—	—
Change in unrealized appreciation (depreciation)[1]	—	(10,958,540)	—	(5,143,527)	1,960,069	—
Purchases	—	—	—	—	6,840,225	—
Sales	—	(925,529)	—	(132,208,185)	—	(28,822,501)
Transfers into Level 3[2]	$390,492	—	$4,292,741	—	—	—
Transfers out of Level 3[3]	—	—	—	(13,229,003)	(43,138,294)	—

Balance as of September 30, 2016	$390,492	$75,932,396	$4,292,741	$185,430,505	—	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2016[1]	—	$(10,958,540)	—	$(4,861,158)	—	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES	HEALTH CARE	INDUSTRIALS	UTILITIES	COMMON STOCKS	TOTAL
Balance as of December 31, 2015	—	$6,918,573	$2,648,578	$0 *	$495,733,461
Accrued premiums/discounts	—	(2,666)	(12,780)	—	767,266
Realized gain (loss)	—	(695,821)	(1,135)	(9,587,225)	(10,245,017)
Change in unrealized appreciation (depreciation)[1]	—	1,051,964	15,073	9,649,957	(3,425,004)
Purchases	—	23,913,123	—	—	30,753,348
Sales	—	(7,250,714)	(115,811)	(62,732)	(169,385,472)
Transfers into Level 3[2]	$3,216,294	—	—	—	7,899,527
Transfers out of Level 3[3]	—	—	—	—	(56,367,297)

Balance as of September 30, 2016	$3,216,294	$23,934,459	$2,533,925	—	$295,730,812

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2016[1]	—	$81,485	$15,073	—	$(15,723,140)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$805,305,738
Gross unrealized depreciation	(286,255,738)

Net unrealized appreciation	$519,050,000

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	433	12/16	$107,293,395	$107,254,100	$(39,295)
90-Day Eurodollar	5,002	3/17	1,235,952,432	1,238,682,775	2,730,343
90-Day Eurodollar	1,387	6/17	342,289,883	343,334,513	1,044,630
90-Day Eurodollar	3,127	3/18	773,576,463	773,268,013	(308,450)
90-Day Eurodollar	1,082	12/18	267,162,841	267,267,525	104,684
Australian Dollar	808	12/16	60,856,257	61,803,920	947,663
Canadian Dollar	854	12/16	65,594,246	65,147,390	(446,856)
Euro BTP	234	12/16	37,721,383	37,613,175	(108,208)
Euro-Bobl	2,421	12/16	359,089,081	359,235,774	146,693
Mexican Peso	1,926	12/16	49,016,190	49,238,190	222,000
U.S. Treasury 2-Year Notes	6,239	12/16	1,361,635,617	1,363,026,531	1,390,914
U.S. Treasury 5-Year Notes	57,824	12/16	7,016,527,419	7,026,519,500	9,992,081

					15,676,199

Contracts to Sell:
British Pound	517	12/16	42,954,557	41,996,556	958,001
Euro	691	12/16	97,430,454	97,405,087	25,367
Euro Buxl	222	12/16	47,969,865	47,926,533	43,332
Euro-Bund	2,035	12/16	376,088,725	378,792,849	(2,704,124)
Japanese 10-Year Bonds	381	12/16	569,026,628	572,373,552	(3,346,924)
Japanese Yen	10,093	12/16	1,235,556,704	1,247,810,206	(12,253,502)
U.S. Treasury 10-Year Notes	8,736	12/16	1,144,504,786	1,145,508,000	(1,003,214)
U.S. Treasury Ultra 10-Year Notes	4,308	12/16	621,607,541	621,025,125	582,416
U.S. Treasury Long-Term Bonds	7,346	12/16	1,244,142,823	1,235,275,813	8,867,010
U.S. Treasury Ultra Long-Term Bonds	1,080	12/16	199,983,623	198,585,000	1,398,623

					(7,433,015)

Net unrealized appreciation on open futures contracts					$8,243,184

At September 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	602,688,450,000	USD	45,744,854	Bank of America N.A.	10/14/16	$363,530
JPY	34,725,059,000	USD	346,654,345	Bank of America N.A.	10/14/16	(4,077,403)
JPY	450,000,000	USD	4,256,796	Bank of America N.A.	10/14/16	182,638
JPY	300,000,000	USD	2,890,132	Bank of America N.A.	10/14/16	69,491
JPY	500,000,000	USD	4,930,928	Bank of America N.A.	10/14/16	1,777
JPY	300,000,000	USD	2,975,455	Bank of America N.A.	10/14/16	(15,833)
JPY	250,000,000	USD	2,473,516	Bank of America N.A.	10/14/16	(7,164)
JPY	200,000,000	USD	1,960,298	Bank of America N.A.	10/14/16	12,784
JPY	300,000,000	USD	2,996,752	Bank of America N.A.	10/14/16	(37,129)
JPY	50,000,000	USD	497,392	Bank of America N.A.	10/14/16	(4,121)
JPY	300,000,000	USD	2,947,716	Bank of America N.A.	10/14/16	11,907
JPY	300,000,000	USD	2,924,376	Bank of America N.A.	10/14/16	35,247
USD	5,000,729	EUR	4,515,719	Bank of America N.A.	10/14/16	(74,337)
USD	1,963,734	JPY	200,000,000	Bank of America N.A.	10/14/16	(9,348)
USD	2,378,056	JPY	250,000,000	Bank of America N.A.	10/14/16	(88,297)
USD	957,277	JPY	100,000,000	Bank of America N.A.	10/14/16	(29,264)
USD	1,449,093	JPY	150,000,000	Bank of America N.A.	10/14/16	(30,718)
USD	994,717	JPY	100,000,000	Bank of America N.A.	10/14/16	8,176
USD	398,920	JPY	40,000,000	Bank of America N.A.	10/14/16	4,303
USD	3,479,236	JPY	350,000,000	Bank of America N.A.	10/14/16	26,342
USD	1,488,210	JPY	150,000,000	Bank of America N.A.	10/14/16	8,399
CNY	1,574,197,056	USD	235,940,806	Barclays Bank PLC	10/14/16	16,622
MXN	1,762,045,663	USD	92,633,205	Barclays Bank PLC	10/14/16	(1,863,483)
SGD	80,444,000	USD	59,245,839	Barclays Bank PLC	10/14/16	(251,296)
SGD	72,921,000	USD	53,728,011	Barclays Bank PLC	10/14/16	(250,548)
USD	233,768,497	CNY	1,574,197,056	Barclays Bank PLC	10/14/16	(2,188,931)
USD	189,683,982	EUR	171,130,061	Barclays Bank PLC	10/14/16	(2,643,399)
USD	84,548,681	MXN	1,553,117,000	Barclays Bank PLC	10/14/16	4,541,675
USD	76,419,312	PLN	305,960,000	Barclays Bank PLC	10/14/16	(3,573,263)
USD	162,833,105	SGD	219,670,000	Barclays Bank PLC	10/14/16	1,735,556
BRL	31,667,000	USD	9,890,590	Citibank N.A.	10/14/16	(182,110)

Notes to Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY	945,507,000	USD	141,310,268	Citibank N.A.	10/14/16	$412,396
EUR	247,502,662	USD	274,220,574	Citibank N.A.	10/14/16	3,939,432
EUR	66,430,000	USD	75,271,833	Citibank N.A.	10/14/16	(613,367)
EUR	32,902,000	USD	37,290,074	Citibank N.A.	10/14/16	(312,611)
GBP	50,668,000	USD	65,719,183	Citibank N.A.	10/14/16	(30,939)
IDR	1,228,903,660,000	USD	93,959,704	Citibank N.A.	10/14/16	56,968
INR	10,692,010,000	USD	156,161,829	Citibank N.A.	10/14/16	4,086,367
INR	1,474,660,000	USD	21,872,738	Citibank N.A.	10/14/16	228,963
MXN	377,935,044	USD	20,608,831	Citibank N.A.	10/14/16	(1,139,949)
MXN	400,000,000	USD	21,754,695	Citibank N.A.	10/14/16	(1,149,162)
SGD	796,000	USD	590,822	Citibank N.A.	10/14/16	(7,066)
SGD	65,509,000	USD	48,222,278	Citibank N.A.	10/14/16	(180,491)
USD	9,315,193	BRL	31,667,000	Citibank N.A.	10/14/16	(393,287)
USD	60,358,415	CAD	78,205,855	Citibank N.A.	10/14/16	742,628
USD	140,616,746	CNY	945,507,000	Citibank N.A.	10/14/16	(1,105,917)
USD	46,757,422	INR	3,116,990,000	Citibank N.A.	10/14/16	41,040
USD	21,769,063	MXN	400,000,000	Citibank N.A.	10/14/16	1,163,531
USD	49,002,246	MXN	938,050,000	Citibank N.A.	10/14/16	679,698
USD	96,811,409	MXN	1,840,820,533	JPMorgan Chase & Co.	10/31/16	2,171,897
USD	22,015,103	CNY	146,659,113	Bank of America N.A.	11/10/16	58,388
USD	80,198,700	GBP	60,000,000	Bank of America N.A.	11/10/16	2,373,107
JPY	350,000,000	USD	3,395,289	Citibank N.A.	11/10/16	61,436
USD	149,746,948	EUR	133,228,007	Citibank N.A.	11/10/16	(168,604)
USD	1,954,100	JPY	200,000,000	Citibank N.A.	11/10/16	(21,172)
USD	489,505	JPY	50,000,000	Citibank N.A.	11/10/16	(4,313)
USD	997,375	JPY	100,000,000	Citibank N.A.	11/10/16	9,739
USD	37,950,019	EUR	33,750,000	Goldman Sachs Group Inc.	11/10/16	(27,355)
USD	53,399,719	EUR	47,642,164	UBS AG	11/10/16	(209,889)
USD	1,980,531	JPY	200,000,000	UBS AG	11/10/16	5,259
CAD	400,000,000	USD	303,436,034	Goldman Sachs Group Inc.	12/21/16	1,628,030
USD	233,681,742	CNY	1,574,197,056	Barclays Bank PLC	1/20/17	(1,454,659)
USD	140,168,557	CNY	945,507,000	Citibank N.A.	1/20/17	(1,060,975)

Total						$1,470,926

Abbreviations used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PLN	— Polish Zloty
SGD	— Singapore Dollar
USD	— United States Dollar

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange	$275,310,000		6/13/21	3-Month LIBOR quarterly	1.185% semi-annually	—	$97,966
Chicago Mercantile Exchange	565,600,000		8/31/22	1.897% semi-annually	3-Month LIBOR quarterly	—	(21,029,189)
Chicago Mercantile Exchange	1,187,672,000		11/30/22	1.900% semi-annually	3-Month LIBOR quarterly	—	(44,790,829)
Chicago Mercantile Exchange	696,064,000		5/15/23	1.267% semi-annually	3-Month LIBOR quarterly	$271,178	1,068,933
Chicago Mercantile Exchange	124,700,000		10/7/23	4.860% semi-annually	3-Month LIBOR quarterly	(5,262,258)	(24,776,285)
Chicago Mercantile Exchange	274,580,000		6/13/26	1.573% semi-annually	3-Month LIBOR quarterly	37,715	(2,653,164)
Chicago Mercantile Exchange	12,221,800,000	JPY	5/9/46	0.641% semi-annually	JPY -LIBOR BBA semi-annually	—	(6,282,324)

Total						$(4,953,365)	$(98,364,892)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2016[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital Inc. (MetLife Inc., 4.750% due 2/8/21)	$9,680,000	6/20/21	1.09%	1.000% quarterly	$(41,096)	$79,059	$(120,155)
Goldman Sachs Group Inc. (Ford Motor Credit Co., 5.000%, due 5/15/18)	6,400,000	9/20/17	0.31%	3.770% quarterly	216,256	—	216,256
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 1.550%, due 2/9/18)	21,430,000	3/20/24	1.23%	1.000% quarterly	(333,123)	(342,045)	8,922

Total	$37,510,000				$(157,963)	$(262,986)	$105,023

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	$1,104,200	6/25/36	4.420% monthly	$120,542	$22,900	$97,642
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	1,104,200	6/25/36	4.420% monthly	120,542	18,736	101,806

Total	$2,208,400			$241,084	$41,636	$199,448

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.IG.23 Index)	$193,240,000	12/20/19	1.000% quarterly	$2,464,411	$1,851,641	$612,770
Chicago Mercantile Exchange (Markit CDX.NA.IG.25 Index)	138,520,000	12/20/20	1.000% quarterly	1,766,222	154,182	1,612,040

Total	$331,760,000			$4,230,633	$2,005,823	$2,224,810

Notes to Schedule of Investments (unaudited) (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[5]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange (Markit CDX.NA.HY.27 Index)	$30,460,000	12/20/21	5.000% quarterly	$(1,316,549)	$(1,316,549)	—

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*	TERMINATION DATE*	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse	22,172,614EUR	5/29/20	3-month EURIBOR-Reuters quarterly	Magnolia Finance X Ltd.,16-1HAA A due 05/29/20 quarterly	—	$(60,569	)**

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

Abbreviation used in this table:

EUR	— Euro
JPY	— Japanese Yen

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 21, 2016

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 21, 2016